As filed with the Securities and Exchange Commission on June 30, 2006

                          Registration No. ___________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No.___ [ ] Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)

                                The Roxbury Funds
               (Exact Name of Registrant as Specified in Charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                    (Address of Principal Executive Offices)

                                 (310) 917-5600
              (Registrant's Telephone Number, including Area Code)
                          ____________________________

                     Name and Address of Agent for Service:

                               Michelle G. Azrialy
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401

                                    Copy to:

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                     Philadelphia, Pennsylvania, 19103-6996


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Units of beneficial interest

It is proposed that this filing will become effective on July 30, 2006 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 WT MUTUAL FUND
                              Roxbury Mid-Cap Fund
                          Roxbury Small-Cap Growth Fund
                             Roxbury Micro-Cap Fund

                            1100 North Market Street
                              Wilmington, DE 19890
                                                                  August 1, 2006

Dear Shareholders:

A Special Meeting of Shareholders of Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each a "Current Fund" and collectively, the "Current Funds"), each a series of WT Mutual Fund (the "WT Trust"), has been scheduled for Wednesday, September 27, 2006 (the "Special Meeting") to vote on whether to approve an Agreement and Plan of Reorganization to reorganize each Current Fund into a newly formed series (each, a New Fund" and collectively, the "New Funds") of The Roxbury Funds, a Delaware statutory trust (the "Roxbury Funds") (the "Reorganization"). Each New Fund's name will be identical to that of its corresponding Current Fund.

If the Agreement and Plan of Reorganization (the "Plan") is approved and consummated, each Current Fund will transfer all or substantially all of its assets and all of its liabilities to its corresponding New Fund and will receive, in exchange, shares of the New Fund which, in turn, will be distributed by the Current Fund to its shareholders. As a result of the Reorganization, you will no longer be a shareholder of a Current Fund, but will become a shareholder of the corresponding New Fund and receive shares of the corresponding New Fund with an aggregate net asset value equal to the aggregate net asset value of your shares of the Current Fund immediately prior to the Reorganization. If you are a shareholder of "Investor Shares" of a Current Fund, you will receive "Investor Shares" of the corresponding New Fund, and if you are a shareholder of "Institutional Shares" of a Current Fund, you will receive "Institutional Shares" of the corresponding New Fund.

The Reorganization is intended to help the Current Funds strengthen their brand and promote continued growth in assets. The WT Trust includes several other mutual funds in addition to the Current Funds (the "Other Funds"). The Other Funds have different investment objectives and policies and different investment advisers than the Current Funds.

As a result of the differing distribution strategies and the Current Funds' performance, among other things, the Current Funds have evolved over the past several years as offering attractive mid-cap, small-cap and micro-cap no-load products for both institutional and retail investors. The Current Funds have also experienced significant growth due to their performance. Based upon the strategic direction of the Current Funds and their distribution strategies pursued in recent years which differ from those of the Other Funds, the Board of Trustees of the WT Trust has concluded that the Current Funds may be able to strengthen and grow if they are reorganized into a separate Delaware statutory trust that can better meet their requirements. Further, the

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Board of Trustees has concluded that the Reorganization will help the Current
Funds pursue their existing strategies and new initiatives for distributing their shares. In particular, it may be easier for current and prospective shareholders of the funds to locate information about the New Funds after the Reorganization, because the name of The Roxbury Funds includes the name "Roxbury," which is not included in the name of the WT Trust.

Roxbury Capital Management, LLC ("Roxbury"), which serves as investment adviser to the Current Funds, will be the investment adviser to the New Funds. Each New Fund has an investment objective that is either identical or substantially similar to its corresponding Current Fund and has the same investment policies and restrictions. Roxbury intends to manage each New Fund's investments in the same manner in which Roxbury manages the investments of the corresponding Current Fund.

The Board of Trustees of the WT Trust believes that the Reorganization is in the best interest of the shareholders of each Current Fund and has unanimously approved the Reorganization. The Board of Trustees of the WT Trust encourages you to vote FOR the Reorganization.

If you have any questions regarding the Reorganization, please do not hesitate to call 1-800-497-2960.

If you are a shareholder of record of a Current Fund as of the close of business on July 21, 2006, you are entitled to vote at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by proxy.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please take a moment now to sign and return your proxy card in the enclosed postage-paid envelope. You may also cast your vote by the Internet or telephone as described in the enclosed materials. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

You retain the right to revoke your proxy at any time before it is actually voted by delivering notice of such revocation to the Secretary of the WT Trust at the Special Meeting or by filing with the Secretary of the WT Trust either a notice of revocation or a duly executed proxy bearing a later date.

Your vote is important regardless of the number of shares you own. Thank you for taking the time to consider this important proposal.

Sincerely,

Neil Wolfson,
President and Chief Executive Officer of WT Mutual Fund

                                 WT MUTUAL FUND
                              Roxbury Mid-Cap Fund
                          Roxbury Small-Cap Growth Fund
                             Roxbury Micro-Cap Fund

                            1100 North Market Street
                              Wilmington, DE 19890

                 Questions and Answers about the Reorganization

                          Your Vote is Very Important!

The following is important information to help you understand the proposal on which you are being asked to vote. Please read the entire Combined Proxy/Statement Prospectus provided to you before voting.

What is this document and why did we send it to you?

The Board of Trustees of WT Mutual Fund has approved a plan to reorganize (the "Reorganization") each of Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each a "Current Fund" and collectively, the "Current Funds"), each a series of WT Mutual Fund, a Delaware statutory trust (the "WT Trust"), into a newly created series (each, a "New Fund" and collectively, the "New Funds") of The Roxbury Funds, a Delaware statutory trust (the "Roxbury Funds"). Each New Fund's name will be identical to that of its corresponding Current Fund.

Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on Wednesday, September 27, 2006 (the "Special Meeting") to consider the issue. We are sending this document to you to help you decide whether to approve the Reorganization at the Special Meeting. This document includes, among other things, a letter from the President and Chief Executive Officer of the WT Trust, these questions and answers about the Reorganization, a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus and a form of Proxy.

Why is the Reorganization being proposed?

The Board of Trustees believes that the Reorganization may (i) promote continued growth in the asset size of the funds, and (ii) make it easier for prospective and existing shareholders to locate information regarding the Roxbury mutual funds.

If the Reorganization is approved, what will happen?

Each Current Fund will transfer all or substantially all of its assets and all of its liabilities to its corresponding New Fund and will receive, in exchange, shares of the New Fund, which, in turn, will be distributed by the Current Fund to its shareholders. As a result of the Reorganization, shareholders of each Current Fund will no longer be shareholders of the Current Fund, but will become shareholders of the corresponding New Fund and will receive shares of the corresponding New Fund with an aggregate net asset value equal to the aggregate net asset value of their shares of the Current Fund immediately prior to the Reorganization. Each shareholder of "Investor Shares" of a Current Fund will receive "Investor Shares" of the corresponding New Fund, and each shareholder of "Institutional Shares" of a Current Fund will receive "Institutional Shares" of the corresponding New Fund.

The attached Combined Proxy Statement/Prospectus is designed to give you more information about the proposal.

If the Reorganization is approved, who will be the investment adviser of the New Funds?

Roxbury Capital Management, LLC ("Roxbury" or the "Adviser") will be the investment adviser to each New Fund.

If the Reorganization is approved, what will be the effect on the investment objective and strategies associated with my investment and the way that my investment is managed?

The investment objective of each Current Fund and each New Fund is either identical or substantially similar. Each New Fund will have investment policies and restrictions that are the same as those of its corresponding Current Fund. The attached Combined Proxy Statement/Prospectus is designed to give you more information about the differences between the Current Funds and the New Funds. Roxbury intends to manage each New Fund's investments in the same manner in which Roxbury manages the investments of the corresponding Current Fund.

How will the fees and expenses associated with my investment be affected?

The Reorganization will not change the rates at which the advisory fees payable by the Funds to Roxbury are calculated. Similarly, Roxbury will continue its contractual obligation to waive a portion of its fees and assume certain expenses in order to maintain total annual operating expenses at specified levels. Roxbury will be contractually obligated for each New Fund to waive a portion of its fees and to assume certain expenses to the same extent as such contractual obligations exist for the Current Funds, except that Roxbury will reduce the expense limitations for the Small-Cap Fund from 1.75% to 1.25% for Institutional Shares and from 2.00% to 1.50% for Investor Shares. Also, the obligations to each New Fund will be extended for a longer time period (through December 31, 2020). The effect of these fee waivers and expense limitations will be that expenses (after waivers and expense limitations) for the New Funds will be the same as the expenses (after waivers and expense limitations) for the Current Funds.

Who will be responsible for the costs of the Reorganization?

All expenses incurred in connection with the Reorganization will be borne by Roxbury.

What if I do not vote or vote against the Reorganization, yet approval of the Reorganization is obtained?

You will automatically receive shares of the New Fund corresponding to your Current Fund.

Why do I need to vote?

Your vote is needed to ensure that the proposal can be acted upon. Your immediate response by voting by proxy will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

As a holder of shares of a Current Fund, what do I need to do?

Please read the enclosed Combined Proxy Statement/Prospectus and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card promptly in the enclosed return envelope as soon as possible.

How does the Board of Trustees suggest that I vote?

After careful consideration, the Board of Trustees of the WT Trust recommends that you vote FOR the Reorganization.

Once I vote may I revoke my proxy?

Any shareholder giving a proxy may revoke it at any time before it is exercised by delivering notice of the revocation to the Secretary of the WT Trust at the Special Meeting or in writing by filing with the Secretary of the WT Trust either a notice of revocation or a duly executed proxy bearing a later date. Presence at the Special Meeting by a shareholder who has signed a proxy does not itself revoke the proxy.

May I attend the shareholder meeting in person?

Yes, you may attend the meeting in person.

What if a shareholder redeems shares of a Current Fund before the Reorganization takes place?

A shareholder may choose to redeem shares of a Current Fund before the Reorganization takes place. If so, the redemption will be treated as a normal redemption of shares and generally will be a taxable transaction.

What will happen if the Reorganization is not approved?

If the shareholders of a Current Fund fail to approve the Reorganization, the Current Fund will not be reorganized and will continue as a series of the WT Trust.

                                 WT MUTUAL FUND
                              Roxbury Mid-Cap Fund
                          Roxbury Small-Cap Growth Fund
                             Roxbury Micro-Cap Fund

                            1100 North Market Street
                              Wilmington, DE 19890

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                          WEDNESDAY, SEPTEMBER 27, 2006


WT Mutual Fund, a Delaware statutory trust (the "WT Trust"), will hold a Special Meeting of the Shareholders (the "Special Meeting") of Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each, a "Current Fund" and collectively, the "Current Funds"), each a series of the WT Trust. The Special Meeting will be held on Wednesday, September 27, 2006 at 10:30 a.m. Eastern time at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103 - 6996. At the Special Meeting, you and the other shareholders of the Current Funds will be asked to:

1. Consider and approve an agreement and Plan of Reorganization (the "Plan") between the WT Trust, on behalf of each Current Fund, and The Roxbury Funds, on behalf of three newly created series of shares named Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each, a "New Fund" and collectively, the "New Funds"), whereby each Current Fund will transfer all or substantially all of its assets and all of its liabilities to a corresponding New Fund and will receive, in exchange, shares of beneficial interest in the New Fund, which, in turn, will be distributed by the Current Fund to its shareholders, in complete liquidation of the Current Fund (the "Reorganization").

2. Transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Only shareholders of record at the close of business on July 21, 2006, the record date for the Special Meeting, will be entitled to notice of, and to vote at the Special Meeting or any postponements or adjournments thereof.

The Board of Trustees recommends that you vote FOR the Reorganization.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. Even if you plan to attend the Special Meeting in person, we urge you to authorize proxies to cast your vote, which is commonly referred to as proxy voting.

Your vote is important. Please sign and return the enclosed proxy card, which will help avoid the added expense of additional solicitations. The enclosed addressed envelope requires no postage and is provided for your convenience. You also may vote your proxy by telephone, by calling 1 - 800 - 690 - 6903, or on the internet at www.proxyvote.com.

Your prompt voting by proxy will help assure a quorum at the Special Meeting. You retain the right to revoke your proxy at any time before it is actually voted by delivering notice of such revocation to the Secretary of the WT Trust at the Special Meeting or by filing with the Secretary of the WT Trust either a notice of revocation or a duly executed proxy bearing a later date.

By Order of the Board of Trustees of WT Mutual Fund

Neil Wolfson,
President and Chief Executive Officer of WT Mutual Fund

                      COMBINED PROXY STATEMENT/PROSPECTUS

                                 August 1, 2006

                       Relating to the Reorganization of

                             Roxbury Mid-Cap Fund,
                       Roxbury Small-Cap Growth Fund, and
                            Roxbury Micro-Cap Fund,
                                each a series of

                                 WT Mutual Fund
                            1100 North Market Street
                              Wilmington, DE 19890

                              into, respectively,

                             Roxbury Mid-Cap Fund,
                       Roxbury Small-Cap Growth Fund and
                            Roxbury Micro-Cap Fund,
                                each a series of

                               The Roxbury Funds
                                 c/o PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


This Combined Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of WT Mutual Fund (the "WT Trust") for use at a Special Meeting of Shareholders (the "Special Meeting") of Roxbury Mid-Cap Fund (the "Current Mid-Cap Fund"), Roxbury Small-Cap Growth Fund (the "Current Small-Cap Fund") and Roxbury Micro-Cap Fund (the "Current Micro-Cap Fund") (each, a "Current Fund" and collectively, the "Current Funds"), each a series of the WT Trust. The Special Meeting will be held on Wednesday, September 27, 2006 at 10:30 a.m. Eastern time at the offices of Drinker Biddle
& Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA
19103 - 6996. At the Special Meeting, shareholders of the Current Funds will be asked to:

1. Consider and approve an Agreement and Plan of Reorganization between the WT Trust, on behalf of each Current Fund, and The Roxbury Funds, on behalf of three newly created series of shares, named Roxbury Mid-Cap Fund (the "New Mid-Cap Fund"), Roxbury Small-Cap Growth Fund (the "New Small-Cap Fund") and Roxbury Micro-Cap Fund (the "New Micro-Cap Fund") (each, a "New Fund" and collectively, the "New Funds"), whereby each Current Fund will transfer all or substantially all of its assets and all of its liabilities to its corresponding New Fund and will receive, in exchange, shares of beneficial interest in the New Fund, which, in turn, will be distributed by the Current Fund to its shareholders in complete liquidation of the Current

Fund (the "Reorganization"). A copy of the Agreement and Plan of Reorganization (the "Plan") is attached hereto as Exhibit A.

2. Transact such other business as may properly come before the Special Meeting or any adjournments thereof.

The Current Funds are each series of the WT Trust, an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") that is organized as a Delaware statutory trust. The New Funds are each series of Roxbury Funds, a newly formed open-end management investment company registered with the SEC that is also organized as a Delaware statutory trust. The investment objective of each New Fund is identical or substantially similar to the investment objective of its corresponding Current Fund. The investment policies and restrictions of each New Fund are the same as those of its corresponding Current Fund.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

     o (i) The Prospectus for the New Funds with respect to Investor Shares, dated August 1, 2006, and (ii) the Prospectus for the New Funds with respect to Institutional Shares, dated August 1, 2006, (together, the "New Funds' Prospectuses"), as filed with the SEC in Pre-Effective Amendment No. 1 of The Roxbury Funds on June 30, 2006 (SEC File Nos. 333-133691 and 811-21897).

     o (i) The Prospectus of the Current Funds with respect to Investor Shares, dated November 1, 2005, and (ii) the Prospectus of the Current Funds with respect to Institutional Shares, dated November 1, 2005, as filed with the SEC in Post-Effective Amendment No. 34 of WT Mutual Fund on October 28, 2005 (SEC File Nos. 33-84762 and 811-08648 ).

Additional information is set forth in the Statement of Additional Information dated August 1, 2006 relating to this Combined Proxy Statement/Prospectus which is also incorporated by reference into this Combined Proxy Statement/Prospectus.

Copies of the New Funds' Prospectuses are provided with this Combined Proxy Statement/Prospectus. Copies of the other documents listed above are available upon request and without charge by (i) writing to The Roxbury Funds, c/o PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809, or (ii) calling
1-800-497-2960.

The Annual Report to Shareholders of the WT Trust for the fiscal year ended June 30, 2005, containing audited financial statements, and the Semi-Annual Report to Shareholders of the WT Trust for the six months ended December 31, 2005, containing unaudited financial statements, have been previously mailed to shareholders. Copies are available by writing or calling the WT Trust at the address or telephone number listed above. Because the New Funds, each a series of Roxbury Funds, have not yet commenced operations, no annual report to shareholders of the New Funds is available at this time.

This Combined Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal, and sets forth concisely the information about the New Funds that a prospective investor should know before investing. You should read it and keep it for future reference.

The WT Trust expects that this Combined Proxy Statement/Prospectus will be mailed to shareholders on or about August 5, 2006.

Date:  August 1, 2006

The SEC has neither approved nor disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Proxy
Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Current Funds or the New Funds.


                                                      TABLE OF CONTENTS

I.       SUMMARY.................................................................................................1
         The Proposed Transaction................................................................................1
         Investment Objectives of the Funds......................................................................2
         Principal Investment Policies of the Funds..............................................................2
         Additional Investment Policies of the Funds.............................................................2
         Principal Risks ........................................................................................2
         Distributor, Distribution and Shareholder Servicing Arrangements........................................3
         Custodian...............................................................................................3
         Tax Consequences........................................................................................3
II.      RISK FACTORS............................................................................................4
         Principal Risks.........................................................................................4
         Additional Risk Information.............................................................................5
III.     COMPARISON INFORMATION ABOUT THE CURRENT FUNDS AND NEW FUNDS............................................7
         Fee and Expense Tables and Examples.....................................................................7
         Investment Objective...................................................................................12
         Principal Investment Policies and Strategies...........................................................12
         Additional Investment Policies and Strategies..........................................................16
         Investment Restrictions................................................................................17
         Management of the Funds................................................................................18
         Adviser, Management Fees and Portfolio Managers........................................................19
         Distributor, Distribution and Shareholder Servicing Arrangements.......................................20
         Other Service Providers................................................................................20
         Purchases, Redemptions and Exchanges...................................................................21
IV.      THE PROPOSED REORGANIZATION............................................................................22
         Description of the Plan................................................................................22
         Description of the New Funds' Shares...................................................................23
         Reasons for the Proposed Reorganization................................................................23
         Federal Income Tax Consequences........................................................................24
         Comparison of Organizational Structures and Shareholder Rights.........................................25
         Capitalization.........................................................................................32
V.       VOTING INFORMATION.....................................................................................33
         General Information....................................................................................33
         Quorum; Vote Required to Approve Proposal..............................................................33
         Outstanding Shareholders...............................................................................34
         Additional Information about the Funds.................................................................35
         Miscellaneous Issues...................................................................................36
         EXHIBIT A.............................................................................................A-1
         EXHIBIT B.............................................................................................B-1
         EXHIBIT C.............................................................................................C-1


                                   I. SUMMARY

The following is a summary of certain information contained in this Combined Proxy Statement/Prospectus regarding the Current Funds and the New Funds (each a "Fund", and collectively, the "Funds") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement/Prospectus, the prospectuses of the Current Funds, the prospectuses of the New Funds and the Plan. Shareholders of the Current Funds should read this entire Combined Proxy Statement/Prospectus carefully.

The Proposed Transaction

The Board of Trustees of the WT Trust (the "Board") called the Special Meeting to ask shareholders to consider and vote on the Reorganization of each Current Fund into its identically-named corresponding New Fund pursuant to the Plan. Under the Reorganization, each Current Fund will transfer all or substantially all of its assets and all of its liabilities to its corresponding New Fund and will receive, in exchange, shares of the New Fund, which, in turn, will be distributed by the Current Fund to its shareholders. As a result of the Reorganization, shareholders of a Current Fund will no longer be shareholders of such Current Fund, but will become shareholders of its corresponding New Fund and receive shares of the corresponding New Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the Current Fund immediately prior to the Reorganization. Each shareholder of "Investor Shares" of a Current Fund will receive "Investor Shares" of the corresponding New Fund, and each shareholder of "Institutional Shares" of a Current Fund will receive "Institutional Shares" of the corresponding New Fund.

At a meeting held on May 25, 2006, the Board, including a majority of the independent trustees (meaning those trustees who are not "interested persons" of the WT Trust as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")), (i) determined that the Reorganization is in the best interests of each Current Fund and its shareholders and that the interests of existing shareholders of each Current Fund will not be diluted as a result of the Reorganization and (ii) approved the Reorganization, subject to the approval of the Current Funds' shareholders.

The factors considered by the Board in approving the Reorganization included, among other things, (i) the opportunities for the New Funds to more effectively pursue existing strategies and new initiatives for marketing their shares as a separate trust bearing the "Roxbury" name; (ii) the continuance of Roxbury as the investment adviser of the New Funds; (iii) the fact that the New Funds have identical or substantially similar investment objectives, and the same investment policies and investment restrictions, as the Current Funds; (iv) Roxbury will, after the Reorganization, be contractually obligated to waive a portion of its fees and assume certain expenses of the New Funds through December 31, 2020 so that the Reorganization will not result in an increase in the annual operating expense ratios of the Funds; (v) the fact that all expenses incurred in connection with the Reorganization will be borne by Roxbury; and
(vi) the structure
of the Reorganization so that it does not dilute the interests of any Current Fund shareholder and so that the Current Funds' shareholders would likely not experience any adverse U.S. federal income tax consequences as a result of the Reorganization.

The Board recommends that the shareholders of the Current Funds vote FOR the Reorganization. If the Reorganization is not approved, the Current Funds will continue in existence unless other action is taken by the Board. Such other action may potentially include, but not be limited to, resubmission of the Plan to shareholders or maintaining the status quo.

Investment Objectives of the Funds

The investment objective of the Current Mid-Cap Fund is to seek superior long-term growth of capital. The investment objective of each of the Current Small-Cap Fund and Current Micro-Cap Fund is to seek to achieve long-term capital appreciation. The investment objective of each New Fund is to seek superior long-term growth of capital.

Principal Investment Policies of the Funds

80% Investment Policy. Each Fund has an investment policy to invest, under normal circumstances, at least 80% of its assets in equity (or equity-related) securities of companies that are related to specified market capitalization ranges. The capitalization range for each New Fund is the same as that of its corresponding Current Fund.

Growth Investing. Roxbury selects securities for each of the Funds that Roxbury believes exhibit strong growth characteristics, as described more fully below under "COMPARISON INFORMATION ABOUT THE CURRENT FUNDS AND NEW FUNDS-Principal Investment Policies and Strategies."

Additional Investment Policies of the Funds

Each of the Funds has additional investment policies that are similar. Each of the Funds may invest in securities (including preferred stock, warrants and debentures) convertible into or exercisable for common stock, certain option and financial futures contracts (derivatives) and foreign securities, including American Depositary Receipts ("ADRs"). See "COMPARISON INFORMATION ABOUT THE CURRENT FUNDS AND NEW FUNDS-Additional Investment Policies and Strategies" for additional information on the Funds' additional investment strategies.

Principal Risks

Because the investment policies and strategies of each New Fund will be the same as its corresponding Current Fund, the principal risks of investing in the New Funds will be the same as the principal risks of investing in the Current Funds.

Distributor, Distribution and Shareholder Servicing Arrangements

The distributor of both the New Funds and the Current Funds is Professional Funds Distributor, LLC. The New Funds, like the Current Funds, do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. However, the New Funds, like the Current Funds, have a shareholder service plan authorizing each New Fund to pay shareholder service providers an annual fee not exceeding 0.25% of such New Fund's average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund's Investor Shares.

Tax Consequences

The Reorganization will constitute a tax-free reorganization of each Fund for federal income tax purposes. As a result, shareholders will not recognize any gain or loss on their Fund shares for federal income tax purposes as a result of the Reorganization, and the tax basis and holding period for their Current Fund shares will carry over to the New Fund shares they receive.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, which are not addressed here.

                                II. RISK FACTORS

Principal Risks

The New Funds, like the Current Funds, expose shareholders to risks that could cause shareholders to lose money. There is no guarantee that the stock market or the securities that a Fund buys will increase in value. The New Funds are subject to the following principal investment risks. These risks are the same as the principal risks associated with the Current Funds.

Market Risk. The market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, interest rates, investor perceptions and market liquidity. Market value changes result from business developments affecting an issuer as well as general market and economic conditions. The Funds' share prices will fluctuate in response to changes in the market value of the Funds' underlying investments.

Growth Investing Risk. Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

Risks of Mid-Cap, Small-Cap and Micro-Cap Companies. The Funds are subject to greater volatility than funds that invest in large-cap companies. Mid-cap, small-cap and micro-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. See "Additional Risk Information - Small Company Risk" and "Additional Risk Information - Micro-Cap Company Risk" below.

Risks of Foreign Investments. Each Fund may invest in foreign securities. Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors. See "Additional Risk Information - Currency Risk" below.

Risks of Derivatives. The use of derivatives may expose a Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. These risks may cause a Fund to experience higher losses than a fund that does not use derivatives.

Manager Risk. The performance of the Funds will depend on whether or not Roxbury is successful in pursuing the Funds' investment strategies.

Additional Risk Information

The New Funds are also subject to other risks, some of which are described below and others of which are described in the New Funds' Statement of Additional Information, which is available upon request. These risks are the same as the additional risks associated with the Current Funds, either as described in the Current Funds' prospectuses or statement of additional information. Certain of the information below expands on the discussion concerning Principal Risks above.

Small Company Risk. Companies in which the Funds invest may be more vulnerable than larger companies to adverse business or economic developments. Micro-cap, small-cap and mid-cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

Micro-Cap Company Risk. Investments by the Current Micro-Cap Fund and New Micro-Cap Fund in small, new or unseasoned companies which may be in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average are subject to additional risks. Micro-cap companies may have relatively small revenues, limited or very focused product lines, and small shares of the market for their products or services or very large shares of an emerging market. These companies may lack depth of management, they may be unable to internally generate the funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become well established. Due to these and other factors, such companies may suffer significant losses and investments in such companies will be volatile and are therefore speculative. Historically, micro-cap stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro-cap and small-cap stocks may, to a degree, fluctuate independently of larger company stocks. Micro-cap and small-cap stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the price of the Current Micro-Cap Fund's and New Micro-Cap Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks.

Derivatives Risk. Some of the Funds' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other fund management purposes consistent with a Fund's investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Fund's total assets may at any time be committed or exposed to derivative strategies.

Currency Risk. Currency risk is the risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates affect the net asset value of the Funds.

IPO Risk. The Funds may purchase securities of companies engaged in their initial public offerings ("IPOs"). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on a Fund's performance depends on a variety of factors, including the number of IPOs a Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a Fund's asset base increases, IPOs often have a diminished effect on Fund performance.

Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. Forced liquidations of a Fund could result in adverse price fluctuations in securities held and in a Fund's overall value.

Valuation Risk. Valuation risk is the risk that a Fund has incorrectly valued certain of its securities.

               III. COMPARISON INFORMATION ABOUT THE CURRENT FUNDS
                                  AND NEW FUNDS

Fee and Expense Tables and Examples

The following fee and expense tables show the fees for each Current Fund and each New Fund. Expenses for the Current Funds are based on actual expenses for the fiscal period ended December 31, 2005. Pro forma expenses for the New Funds are calculated based on net assets of the Current Funds as of March 31, 2006. The examples that follow the fee and expense tables are intended to help you compare the cost of investing in each Current Fund with the cost of investing in its corresponding New Fund.

Roxbury Mid-Cap Fund-Fee Table

                                                                                Current           New Fund-
                                              Current Fund-   New Fund-         Fund-             Institutional
                                              Investor        Investor Shares   Institutional     Shares
                                              Shares          (Proforma)        Shares            (Proforma)
                                              ______________  _______________   _______________   _______________
Shareholder Fees (fees paid directly
from your investment)

Maximum sales charge (load) imposed on
purchases (as a percentage offering price)         None             None             None               None
Maximum deferred sales charge

                                                   None             None             None               None
Maximum sales charge imposed on                    None             None             None               None
reinvested dividends (and other
distributions)
Redemption fee (1)                                 1.00%            1.00%            1.00%              1.00%
Exchange fee (1)                                   1.00%            1.00%            1.00%              1.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)

Management fees (2)                                0.75%            0.75%            0.75%              0.75%
Distribution (12b-1) fees                          None             None             None               None
Other expenses (3)
     Shareholder service fees                      0.25%            0.25%            None               None
     Other miscellaneous expenses (3)              1.44%            1.21%            1.44%              1.21%
     Total other expenses (3)                      1.69%            1.46%            1.44%              1.21%

Total Annual Fund Operating
Expenses                                           2.44%            2.21%            2.19%              1.96%

Waivers/Reimbursements (4)                        (0.89)% (5)      (0.66)%          (0.89)% (5)        (0.66%)

Total Net Expenses (4)                             1.55% (5)        1.55%            1.30% (5)          1.30%
____________________
(1) Investor Shares and Institutional Shares of the Current Fund and New Fund
    are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase.

(2) The Current Fund and the New Fund each pays Roxbury a monthly advisory fee at the annual rate of 0.75% of each Fund's first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; and 0.65% of average daily net assets in excess of $2 billion.

(3) Other expenses for the Current Fund reflect changes in the administration, custody and legal services effective May 1, 2006. Other expenses for the New Fund are based on estimated fees for services to be provided under arrangements between The Roxbury Funds and its service providers.

(4) Roxbury has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Current Fund and the New Fund to limit the total annual operating expenses to 1.55% and 1.30% with respect to Investor Shares and Institutional Shares, respectively. This contractual obligation extends through November 1, 2015 and December 31, 2020 with respect to the Current Fund and New Fund, respectively.

(5) For the Current Fund, the sub-administrator and accounting agent has a contractual obligation through September 2008 to waive 80% of certain minimum portfolio fees and specific percentages of the multiple class fee based on the average net assets of the Current Fund.

Roxbury Mid-Cap Fund-Example

This Example is intended to help you compare the cost of investing in the Current Fund with the cost of investing in the New Fund. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     o    you reinvested all dividends and other distributions;

     o    the average annual return was 5%;

     o each Fund's total operating expenses are charged and remain the same over the time periods; and

     o    you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Roxbury Mid-Cap Fund                           1 Year    3 Years    5 Years    10 Years
____________________________________________  ________  _________  _________  __________
Current Fund-Investor Shares                    $158       $490       $845      $2,709
New Fund-Investor Shares (Proforma)             $158       $490       $845      $1,845
Current Fund-Institutional Shares               $132       $412       $713      $2,454
New Fund-Institutional Shares (Proforma)        $132       $412       $713      $1,568

Roxbury Small-Cap Growth Fund-Fee Table

                                                                                Current           New Fund-
                                              Current Fund-   New Fund-         Fund-             Institutional
                                              Investor        Investor Shares   Institutional     Shares
                                              Shares*         (Proforma)        Shares            (Proforma)
                                              ______________  _______________   _______________   _______________
Shareholder Fees (fees paid directly
from your investment)

Maximum sales charge (load) imposed on
purchases (as a percentage offering price)         None             None             None               None
Maximum deferred sales charge

                                                   None             None             None               None
Maximum sales charge imposed on reinvested         None             None             None               None
dividends (and other distributions)
Redemption fee (1)                                 1.00%            1.00%            1.00%              1.00%
Exchange fee (1)                                   1.00%            1.00%            1.00%              1.00%

Annual Fund Operating Expenses
(expenses that are deducted from
Fund assets)

Management fees (2)                                1.00%            1.00%            1.00%              1.00%
Distribution (12b-1) fees                          None             None             None               None
Other expenses (3)
     Shareholder service fees                      0.25%            0.25%            None               None
     Other miscellaneous expenses (3)              0.24%            0.24%            0.24%              0.24%
     Total other expenses (3)                      0.49%            0.49%            0.24%              0.24%

Total Annual Fund Operating
Expenses                                           1.49%            1.49%            1.24%              1.24%

Waivers/Reimbursements (4)                        (0.00)% (5)      (0.00)%          (0.00)% (5)        (0.00)%

Total Net Expenses (4)                             1.49% (5)        1.49%            1.24% (5)          1.24%
____________________
*   Formerly, Class A Shares

(1) Investor Shares and Institutional Shares of the Current Fund and New Fund are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase.

(2) The Current Fund and the New Fund each pays Roxbury a monthly advisory fee at the annual rate of 1.00% of each Fund's first $1 billion of average daily net assets; 0.95% of the next $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $2 billion.

(3) Other expenses for the Current Fund reflect changes in the administration, custody and legal services effective May 1, 2006. Other expenses for the New
    Fund are based on estimated fees for services to be provided under arrangements between The Roxbury Funds and its service providers.

(4) Roxbury has a contractual obligation to waive a portion of its fees through December 31, 2020 and to assume certain expenses of the New Fund to limit the total annual operating expenses to 1.50% and 1.25% with respect to Investor Shares and Institutional Shares, respectively.

(5) For the Current Fund, the sub-administrator and accounting agent has a contractual obligation through September 2008 to waive 80% of certain minimum portfolio fees and specific percentages of the multiple class fee based on the average net assets of the Current Fund.


Roxbury Small-Cap Growth Fund-Example

This Example is intended to help you compare the cost of investing in the Current Fund with the cost of investing in the New Fund. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     o    you reinvested all dividends and other distributions;

     o    the average annual return was 5%;

     o each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

     o    you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Roxbury Small-Cap Growth Fund                  1 Year    3 Years    5 Years    10 Years
____________________________________________  ________  _________  _________  __________
Current Fund-Investor Shares                    $152       $471       $813      $1,779
New Fund-Investor Shares (Proforma)             $152       $471       $813      $1,779
Current Fund-Institutional Shares               $126       $393       $681      $1,500
New Fund-Institutional Shares (Proforma)        $126       $393       $681      $1,500

Roxbury Micro-Cap Fund-Fee Table

                                                                                                   New Fund-
                                                               New Fund-         Current Fund-     Institutional
                                              Current Fund-    Investor Shares   Institutional     Shares
                                              Investor Shares  (Proforma)        Shares            (Proforma)
                                              _______________  _______________   _______________   _______________
Shareholder Fees (fees paid directly
from your investment)

Maximum sales charge (load) imposed on
purchases (as a percentage offering price)          None             None              None             None
Maximum deferred sales charge

                                                    None             None              None             None
Maximum sales charge imposed on                     None             None              None             None
reinvested dividends (and other
distributions)
Redemption fee (1)                                  2.00%            2.00%             2.00%            2.00%
Exchange fee (1)                                    2.00%            2.00%             2.00%            2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund
assets)

Management fees (2)                                 1.50%            1.50%             1.50%            1.50%
Distribution (12b-1) fees                           None             None              None             None
Other expenses (3)
     Shareholder service fees                       0.25%            0.25%             None             None
     Other miscellaneous expenses (3)              24.96%           26.80%            24.96%           26.80%
     Total other expenses (3)                      25.21%           27.05%            24.96%           26.80%

Total Annual Fund Operating
Expenses                                           26.71%           28.55%            26.46%           28.30%

Waivers/Reimbursements (4)                        (24.21)% (5)     (26.05)%          (24.21)% (5)     (26.05)%

Total Net Expenses (4)                              2.50% (5)        2.50%             2.25% (5)        2.25%
____________________
(1) Investor Shares and Institutional Shares of the Current Fund and New Fund
    are subject to a 2.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase.

(2) The Current Fund and the New Fund each pays Roxbury a monthly advisory fee at the annual rate of 1.50% of each Fund's average daily net assets.

(3) Other expenses for the Current Fund reflect changes in the administration, custody and legal services effective May 1, 2006. Other expenses for the New
    Fund are based on estimated fees for services to be provided under arrangements between The Roxbury Funds and its service providers.

(4) Roxbury has a contractual obligation to waive a portion of its fees and to assume certain expenses of the Current Fund and the New Fund to limit the total annual operating expenses to 2.50% and 2.25% with respect to Investor
    Shares and Institutional Shares, respectively. This contractual obligation extends through December 31, 2016 and December 31, 2020 with respect to the Current Fund and New Fund, respectively.

(5) For the Current Fund, the sub-administrator and accounting agent has a contractual obligation through September 2008 to waive 80% of certain minimum portfolio fees and specific percentages of the multiple class fee based on the average net assets of the Current Fund.

Roxbury Micro-Cap Fund-Example

This Example is intended to help you compare the cost of investing in the Current Fund with the cost of investing in the New Fund. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

     o    you reinvested all dividends and other distributions;

     o    the average annual return was 5%;

     o each Fund's total operating expenses are charged and remain the same over the time periods; and

     o    you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Roxbury Micro-Cap Fund                         1 Year    3 Years    5 Years    10 Years
____________________________________________  ________  _________  _________  __________
Current Fund-Investor Shares                    $253       $779      $1,331     $2,836
New Fund-Investor Shares (Proforma)             $253       $779      $1,331     $2,836
Current Fund-Institutional Shares               $228       $703      $1,205     $2,585
New Fund-Institutional Shares (Proforma)        $228       $703      $1,205     $2,585

Investment Objective

The investment objective of each New Fund is either identical or substantially similar to the investment objective of its corresponding Current Fund. The investment objectives of the New Funds are identical to each other. The investment objective of each of the Current Mid-Cap Fund and New Mid-Cap Fund is to seek superior long-term growth of capital. The investment objective of each of the Current Small-Cap Fund and Current Micro-Cap Fund is to seek to achieve long-term capital appreciation. The investment objective of each of the New Small-Cap Fund and New Micro-Cap Fund is to seek superior long-term growth of capital. Each of the Current Micro-Cap Fund and New Micro-Cap Fund may change its objective without shareholder approval upon sixty days' written notice to shareholders. The investment objective of each of the Current Mid-Cap Fund, New Mid-Cap Fund, Current Small-Cap Fund and New Small-Cap Fund may not be changed without shareholder approval. There is no guarantee that any Fund will achieve its investment objective.

Principal Investment Policies and Strategies

Each New Fund follows investment policies and strategies that are the same as its corresponding Current Fund. Following is a discussion of the investment policies and strategies for each Fund.

All Funds. Each Fund has an investment policy to invest, under normal circumstances, at least 80% of its assets in securities of companies within specified market capitalization ranges. This 80% policy for each Fund may be changed without approval of shareholders with sixty days written notice to shareholders.

Current Mid-Cap Fund and New Mid-Cap Fund. Each Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related) securities:

     o common stocks of corporations that are judged by Roxbury to have strong growth characteristics and, with respect to at least 80% of the Fund's assets, at the time of purchase, have a market capitalization consistent with the capitalization ranges of the Russell Midcap Index and S&P MidCap 400 Index ("mid-cap companies");

     o    securities convertible into common stock of mid-cap companies; and

     o    options on common stock or stock indices.

Each Fund invests in high quality, growing companies trading at reasonable valuations. Roxbury looks for seasoned businesses that can continue to grow in a variety of environments, experienced management teams, and emerging new leaders in technology and other industries. Such companies generally have favorable competitive positions, strong financials, and a commitment to enhancing shareholder value. Other common characteristics of each Fund's portfolio holdings include effective management teams, proprietary technologies, free cash flow generation, low cost production, and high barriers to entry.

The investment process is designed to produce a portfolio of relatively predictable companies with above-average and sustainable growth rates, strong financial strength, high returns of equity and favorable valuation metrics.

All holdings are monitored closely. Holdings may be sold when companies become overvalued, more attractive investments are identified, poor relative performance persists, and/or the fundamentals have weakened.

Mid-cap companies are those whose capitalization is consistent with the capitalization range of the Russell Midcap Index and S&P MidCap 400 Index (together, the "MidCap Indices") at the time of a Fund's investment. As of March 31, 2006 the range of market capitalization of companies that are in the MidCap Indices was between $453 million and $22 billion. As market conditions change, so will the capitalizations of the companies that make up the MidCap Indices. Roxbury looks for quality, sustainable growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment's market capitalization will fall within the capitalization range of the MidCap Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid-cap market capitalization for purposes of the 80% policy. Neither Fund is limited to only mid-cap companies and, under normal market conditions, each Fund may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

Current Small-Cap Fund and New Small-Cap Fund. Each Fund, under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related) securities:

     o common stocks of U.S. corporations that are judged by Roxbury to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600 Index and Russell 2000 Index ("small-cap companies");

     o options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures ) into, the common stock of small-cap companies;

     o    options on indices of the common stock of small-cap companies; and

     o contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

The research process for each Fund begins by screening a universe of stocks with market capitalizations of less than $2 billion and expected future earnings growth of greater than 15%. Roxbury then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Additional research is applied to the most promising candidates to uncover those companies with solid management that has executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.

A stock becomes a purchase candidate only if the portfolio managers believe there is a catalyst in place to provide for at least 15% stock price appreciation over the next 12 months.

Each Fund maintains a portfolio of approximately 60-90 stocks, which is constructed with the overall goal of mitigating risk. Stock positions are limited to a maximum 5% weighting and sector concentrations are +/- 15% of the sector weightings of the benchmark index (Russell 2000 Growth Index).

Stocks are sold for undervaluation, when the fundamentals weaken or if poor relative price performance persists.

Small-cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 Index and Russell 2000 Index (together, the "SmallCap Indices") at the time of a Fund's investment. As of March 31, 2006, the range of market capitalizations represented by companies in the SmallCap Indices was between $23 million and $5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. Neither Fund is limited to only small-cap companies and, under normal market conditions, each Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

Current Micro-Cap Fund and New Micro-Cap Fund. Each Fund, under normal market conditions, will invest at least 80% of its assets in the following equity (or equity-related) securities:

     o common stocks of companies that have a market capitalization which, at the time of purchase, is under $1 billion ("micro-cap companies");

     o options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of micro-cap companies;

     o    options on indices of the common stock of micro-cap companies; and

     o contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of micro-cap companies, and options upon such futures contracts.

There are typically two types of companies that populate the micro-cap space. The first are new, young businesses in dynamic industries that have developed a new product or are leading a new industry from which there is the expectation for significant growth over a multi-year period. Second are special situations, which are usually more established companies that have faced difficulties in the past for which a Fund's manager has identified a catalyst that may lead to a restructuring. While the majority of each Fund's assets is invested in the former category, approximately 20-25% is placed in these fallen angels, which often offer unique opportunities.

Research ideas are generated through a variety of channels, including industry and analyst contacts, trade publications, past experience through years of managing money in this space, and being alert to trends. The ideas are then combined with an assessment of the business through scrutinizing the company's balance sheet strength, financial ratios, and trends. A stock becomes a purchase candidate only if a Fund's manager believes it has the potential to appreciate by at least 50% over the next 24 months. Company management, competition, and the industry is then further evaluated to make a final decision.

The micro-cap market, by definition, is highly inefficient. Each Fund attempts to take advantage of this by buying stocks that others have abandoned or that have otherwise gone unnoticed.

Stocks are sold if they become overvalued, if the fundamentals of the business deteriorate, or if a better investment opportunity emerges. Positions are also trimmed if the size or sector weighting grows beyond acceptable limits.

Micro-cap companies are those whose capitalization is under $1 billion at the time of a Fund's investment. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a micro market capitalization for purposes of the 80% policy. Neither Fund is limited to only micro-cap companies and, under normal market conditions, each Fund may invest up to 20% of its assets in stocks of companies in higher capitalization ranges.

The Investment Adviser's Process. Roxbury selects securities that it believes exhibit strong growth characteristics. Roxbury uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. All investments undergo a valuation analysis to estimate their risk/reward characteristics.

Additional Investment Policies and Strategies

Derivatives and Foreign Securities. Each Fund may also invest in certain option and financial futures contracts ("derivatives") as well as foreign securities, including ADRs. ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an ADR agreement which is actually traded.

Diversification. At the time of purchase, individual stock holdings may represent up to 5% of a Fund's value. However, due to market price fluctuations, individual stock holdings may exceed 5% of a Fund's value. The Funds may overweight or underweight certain industries and sectors based on Roxbury's opinion of the relative attractiveness of companies within those industries and sectors. The Funds may not invest in more than 10% of the outstanding voting shares of a company.

Temporary Defensive Positions. In order to respond to adverse market, economic, political or other conditions, the Funds may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that a Fund will be unable to achieve its investment objective.

Portfolio Turnover. The frequency of Fund transactions and a Fund's turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for a Fund's shareholders. With frequent trading activity, a greater proportion of any dividends paid out by a Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Fund performance.

                                      * * *

The Funds also may use other strategies and engage in other investment practices, which are more fully described in the Statements of Additional Information for the Current Funds and New Funds.

Investment Restrictions

Fundamental Investment Restrictions. The New Funds and the Current Funds have adopted certain fundamental investment restrictions that may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. The fundamental investment restrictions of the New Funds and the Current Funds are identical and are set forth below:

No Fund may:

     o purchase the securities of any one issuer, if as a result, more than 5% of a Fund's total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations, (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (3) repurchase agreements fully collateralized by U.S. Government will be treated as U.S. Government obligations;


     o purchase securities of any issuer if, as a result, more than 25% of a Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     o borrow money, provided that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of a Fund's assets;

     o make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations;
          (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

     o underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

     o purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

     o purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

     o    issue senior securities, except to the extent permitted by the 1940
          Act.

Non-Fundamental Investment Restrictions. The New Funds and the Current Funds also have adopted certain non-fundamental investment restrictions that may be changed without shareholder approval. The non-fundamental investment restrictions of the New Funds and the Current Funds are identical and are set forth below:

No Fund may:

     o    make short sales of securities except short sales "against the box";

     o purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Fund may make initial and variation deposits in connection with permitted transactions in options or futures; or

     o purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

Management of the Funds

The Board of Trustees of the WT Trust has oversight responsibility of the management, activities and affairs of the Current Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each Current Fund and its shareholders. Similarly, the Board of Trustees of The Roxbury Funds has oversight responsibility of the management, activities and affairs of the New Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by each New Fund and its shareholders. See "THE PROPOSED REORGANIZATION-Comparison of Organizational Structures and Shareholder Rights-Board of Trustees" for additional information on the Board of Trustees of the WT Trust and The Roxbury Funds.

Adviser, Management Fees and Portfolio Managers

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to each Current Fund and each New Fund. As the Funds' investment adviser, Roxbury has the overall responsibility for directing the Funds' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of March 31, 2006, Roxbury had assets under management of approximately $4 billion.

The Reorganization will not change the rates at which the advisory fees payable by the Funds to Roxbury are calculated. The Current Mid-Cap Fund and the New Mid-Cap Fund each pays or will pay a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Fund's first $1 billion of average daily net assets, 0.70% of the Fund's next $1 billion of average daily net assets, and 0.65% of the Fund's average daily net assets over $2 billion. The Current Small-Cap Fund and New Small-Cap Fund each pays or will pay a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Fund's first $1 billion of average daily net assets, 0.95% of the Fund's next $1 billion of average daily net assets, and 0.90% of the Fund's average daily net assets over $2 billion. The Current Micro-Cap Fund and the New Micro-Cap Fund each pays or will pay a monthly advisory fee to Roxbury at the annual rate of 1.50% of the Fund's average daily net assets.

Roxbury's contractual obligation to waive a portion of its fees and assume certain expenses in order to maintain total annual operating expenses of the Funds at specified levels will be revised in two ways: (1) the obligation with respect to the New Mid-Cap Fund and New Micro-Cap Fund will be extended through December 31, 2020; and (2) Roxbury will undertake a new contractual obligation to limit expenses for the New Small-Cap Fund through December 31, 2020. Through November 1, 2015 for the Current Mid-Cap Fund and through December 31, 2020 for the New Mid-Cap Fund, Roxbury has a contractual obligation to waive a portion of its fees and assume certain expenses to limit the total annual operating expenses to 1.30% of the average daily net assets of the Institutional Shares and 1.55% of the average daily net assets of the Investor Shares. Through December 31, 2020 for the New Small-Cap Fund, Roxbury has a contractual obligation to waive a portion of its fees and assume certain expenses to limit the total annual operating expenses to 1.25% of the average daily net assets of the Institutional Shares and 1.50% of the average daily net assets of the Investor Shares. Roxbury had a contractual obligation with respect to the Current Small-Cap Fund to limit the total annual operating expenses to 1.75% of the average daily net assets of the Institutional Shares and 2.00% of the average daily net assets of the Investor Shares that expired on January 1, 2006. Through December 31, 2016 for the Current Micro-Cap Fund and through December 31, 2020 for the New Micro-Cap Fund, Roxbury has a contractual obligation to waive a portion of its fees and assume certain expenses to limit the total annual operating expenses to 2.25% of the average daily net assets of the Institutional Shares and 2.50% of the average daily net assets of the Investor Shares. The effect of these fee waivers and expense limitations will be that expenses (after waivers and expense limitations) for the New Funds will be the same as the expenses (after waivers and expense limitations) for the Current Funds.

The portfolio managers responsible for the overall management of each New Fund will be the same as the portfolio managers for the corresponding Current Fund. Please refer to the Prospectuses of the Funds for additional biographical information on the portfolio managers of the Funds.

Distributor, Distribution and Shareholder Servicing Arrangements

The distributor of the New Funds and the Current Funds is Professional Funds Distributor, LLC. Professional Funds Distributor, LLC will manage the New Funds' distribution efforts and provide assistance and expertise in developing marketing plans and materials, enter into dealer agreements with broker-dealers to sell shares and provide shareholder support services, directly or through affiliates. The New Funds, like the Current Funds, do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The New Funds, like the Current Funds, have a shareholder service plan (the "Shareholder Servicing Plan") authorizing each New Fund to pay shareholder service providers an annual fee not exceeding 0.25% of such New Fund's average daily net assets of its Investor Shares as compensation to shareholder service providers who maintain a service relationship with shareholders of the New Funds' Investor Shares. Service activities provided by service providers under the New Funds' Shareholder Servicing Plan include: (a) establishing and maintaining accounts and records relating to clients of a service provider; (b) answering shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of Investor Shares may be affected and other matters pertaining to Investor Shares' services; (c) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (d) assisting shareholders in arranging for processing of purchase, exchange and redemption transactions; (e) arranging for the wiring of funds; (f) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (g) integrating periodic statements with other shareholder transactions; and (o) providing such other related services as shareholders may request. Roxbury may provide services to some holders of Investor Shares of the New Mid-Cap Fund and receive the applicable shareholder service fee.

Other Service Providers

As indicated below, the Current Funds and the New Funds have the same distributor and transfer agent. They have a different administrator, independent registered public accounting firm and custodian. However, the custodian of the New Funds is the sub-custodian of the Current Funds. In all cases, the types of services provided to the Funds under these arrangements are substantially similar.

      Service Provider                  Current Funds                    New Funds
      ________________                  _____________                    _________

Distributor                        Professional Funds            Professional Funds
                                   Distributor, LLC              Distributor, LLC

Administrator                      Rodney Square Management      PFPC Inc.
                                   Corp.

Accounting Agent                   PFPC Inc.                     PFPC Inc.

Transfer Agent                     PFPC Inc.                     PFPC Inc.

Custodian                          Wilmington Trust Company      PFPC Trust Company

Sub-Custodian                      PFPC Trust Company            None

Independent Registered Public      Ernst & Young LLP             Briggs, Bunting & Dougherty,
Accounting Firm                                                  LLP

Purchases, Redemptions and Exchanges

The procedures for purchases, redemptions and exchanges of the Funds are substantially similar.

                         IV. THE PROPOSED REORGANIZATION

Description of the Plan

As described below, the Plan provides that all or substantially all of the assets and all of the liabilities of each of the Current Funds will be transferred to its corresponding New Fund. In exchange for the transfer of such assets, the Plan provides that each New Fund shall (i) issue and deliver to its corresponding Current Fund the number of full and fractional Investor Shares and Institutional Shares in the New Fund (such shares collectively, "New Fund Shares" and each such class a "New Fund Class") equal to the number of full and fractional Investor Shares and Institutional Shares in the Current Fund (such shares collectively, "Current Fund Shares" and each such class, a "Current Fund Class"), respectively, that are issued and outstanding immediately prior to the effective date of the Reorganization ("Effective Date"); and (ii) assume all of its corresponding Current Fund's liabilities.

At the Effective Date, or as soon as reasonably practicable thereafter, each shareholder of each Current Fund will receive the number of full and fractional New Fund Shares equal to the number of full and fractional Current Fund Shares then held by that shareholder in exchange for and in complete redemption of such shareholder's Current Fund Shares. Upon this distribution and redemption, the Current Funds will completely liquidate.

The transfer agent for the New Funds will establish an account for each Current Fund shareholder that will reflect the number and class of New Fund Shares due and distributed to that shareholder. The New Fund Shares issued in the Reorganization will be in uncertificated form.

Until the Effective Date, shareholders of the Current Funds will, of course, continue to be able to redeem their shares by sending a redemption request in proper form to the Current Funds' transfer agent. Redemption requests received by the Current Funds' transfer agent after the closing of the Reorganization will be treated as requests for the redemption of shares of the New Funds.

The obligations of the Current Funds and the New Funds under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary to permit the parties to carry out the transactions contemplated by the Plan. In connection therewith, the New Funds have filed this Combined Proxy Statement/Prospectus with the SEC in order to obtain necessary shareholder consent to the Reorganization.

If it is determined that the consummation of the Plan would be inadvisable or not in the best interests of the WT Trust, The Roxbury Funds and their respective shareholders, the Plan may be terminated prior to the Effective Date by action of the Trustees of the WT Trust or the Trustees of The Roxbury Funds. The Plan may be amended prior to the Effective Date by action of both the WT Trust and The Roxbury Funds. However, no amendment may be made that reduces the number of New Fund Shares to be issued to the Current Funds' shareholders without obtaining the approval of the shareholders of the Current Funds. The Trustees of the WT Trust or The Roxbury Funds may at any time prior to the closing of the Reorganization waive compliance with certain of the covenants and conditions contained in the Plan if, in their judgment, the waiver will not have a material adverse effect on the interests of the Current Funds' shareholders.

All expenses incurred in connection with the Reorganization will be borne by Roxbury.

Description of the New Funds' Shares

The New Fund Shares issued to Current Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund's shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Funds' prospectuses.

Reasons for the Proposed Reorganization

The WT Trust includes several other mutual funds in addition to the Current Funds (the "Other Funds"). The Other Funds have different investment objectives and policies, and different investment advisers, than the Current Funds.

As a result of the differing distribution strategies and the Current Funds' performance, among other things, the Current Funds have evolved over the past several years as offering attractive mid-cap, small-cap and micro-cap no-load products for both institutional and retail investors. The Current Funds have also experienced significant growth due to their performance. Based upon the strategic direction of the Current Funds and their distribution strategies pursued in recent years which differ from those of the Other Funds, the Board of Trustees of the WT Trust has concluded that the Current Funds may be reorganized into a separate Delaware statutory trust that can be operated to more effectively meet their requirements. Further, the Board of Trustees has concluded that the Reorganization will help the Current Funds pursue their existing strategies and new initiatives for distributing their shares. In particular, it may be easier for current and prospective shareholders of the New Funds to locate information about the New Funds after the Reorganization, because the name of The Roxbury Funds includes the name "Roxbury," which is not included in the name of the WT Trust. As a result, the Board of Trustees believes that the Reorganization may (i) promote continued growth in the asset size of the New Funds, and (ii) make it easier for prospective and existing shareholders to locate information regarding the New Funds.

At a meeting held on May 25, 2006, the Board of Trustees of the WT Trust, including a majority of the independent trustees (meaning those trustees who are not "interested persons" of the WT Trust as that term is defined in the 1940
Act), after requesting and evaluating such information as the trustees deemed reasonably necessary to make their determinations, (i) determined that the Reorganization is in the best interests of each Current Fund and its shareholders and that the interests of existing shareholders of each Current Fund will not be diluted as a result of the

Reorganization, and (ii) approved the Reorganization, subject to the approval of the Current Funds' shareholders.

The factors considered by the Board in approving the Reorganization included, among other things, (i) the opportunities for the Funds to pursue existing strategies and new initiatives for marketing their shares as a separate trust bearing the "Roxbury" name; (ii) the continuance of Roxbury as the investment adviser of the New Funds; (iii) the fact that the New Funds have substantially similar investment objectives and investment policies and identical investment restrictions; (iv) Roxbury will after the Reorganization remain contractually obligated to waive a portion of its fees and assume certain expenses of the New Funds so that the Reorganization will not result in an increase in the annual operating expense ratios of the Funds; (v) the fact that all expenses incurred in connection with the Reorganization will be borne by Roxbury; and (vi) the structure of the Reorganization so that it does not dilute the interests of any Current Fund shareholder and so that the Current Funds' shareholders would likely not experience any adverse U.S. federal income tax consequences as a result of the Reorganization.

Federal Income Tax Consequences

The Reorganization is conditioned upon the receipt by each New Fund and each Current Fund of an opinion from Drinker Biddle & Reath LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:

    (i) The transfer to each New Fund of all of the assets of the corresponding Current Fund in exchange solely for New Fund Shares and the assumption by the New Fund of all of the liabilities of the Current Fund, if any, followed by the distribution of the New Fund Shares to the shareholders of the Current Fund in complete liquidation of the Current Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), and each New Fund and the corresponding Current Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

    (ii) Each Current Fund will recognize no gain or loss upon the transfer of its assets to the corresponding New Fund in exchange for New Fund Shares and the assumption by the New Fund of any liabilities of the Current Fund and upon the liquidating distribution of the New Fund Shares to the Current Fund's shareholders.

    (iii) The basis of the assets of each Current Fund in the hands of the corresponding New Fund will be the same as the basis of those assets in the hands of the Current Fund immediately before the transfer.

    (iv) The holding period of the assets of each Current Fund in the hands of the corresponding New Fund will include the period during which those assets were held by the Current Fund.

    (v) Each New Fund will recognize no gain or loss upon the receipt of the assets of the corresponding Current Fund in exchange for New Fund Shares and the assumption by the New Fund of any liabilities of the Current Fund.

    (vi) The shareholders of the Current Funds will recognize no gain or loss upon the receipt of New Fund Shares in exchange for their Current Fund Shares as part of the transaction.

    (vii) Each shareholder's tax basis in New Fund Shares received in the transaction will, in the aggregate, equal the shareholder's tax basis in the Current Fund Shares immediately before the transaction.

    (viii) The holding period of New Fund Shares received by each shareholder of the corresponding Current Fund will include the shareholder's holding period for the corresponding Current Fund Shares, provided that at the time of the exchange those Current Fund Shares were held as capital assets in the hands of the shareholder.

While none of the Funds are aware of any adverse state or local tax consequences of the proposed Reorganization, the Funds have not requested any ruling or opinion with respect to those consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

You should consult your own independent tax advisor and seek advice based on your particular circumstances as to the specific consequences under federal tax law, and under other tax laws, such as foreign, state or local tax laws, which are not addressed here.

Comparison of Organizational Structures and Shareholder Rights

The Current Funds are each a series of the WT Trust, which is organized as a Delaware statutory trust. The New Funds are each a series of The Roxbury Funds, which is also organized as a Delaware statutory trust. Each Current Fund and New Fund is authorized to issue an unlimited number of shares of beneficial interest. The Current Funds' operations are governed by its Amended and Restated Agreement and Declaration of Trust, as amended (the "Current Fund Declaration"), its Amended and Restated By-laws, as amended (the "Current Fund By-laws"), and applicable laws of the State of Delaware. The New Funds' operations are governed by its Agreement and Declaration of Trust (the "New Fund Declaration"), its By-laws ("New Fund By-laws"), and applicable laws of the State of Delaware.

Set forth below is a summary of the material differences of the organizational structure and the rights of shareholders of the Current Funds and the New Funds as set forth in the Current Fund Declaration and New Fund Declaration (each, a "Declaration") and the Current Fund By-laws and New Fund By-laws (each, "By-laws"), as qualified by Delaware law. Please note that the summary below is not a complete description of provisions of the Declarations, By-laws, or

Delaware law. In addition to the material differences described below, there are other substantive and stylistic differences between the Declarations and By-laws.

The summary below is qualified in its entirety by reference to (i) the New Fund Declaration attached as Exhibit B and the New Fund By-laws attached as Exhibit C, each of which have been marked to show the differences from the Current Fund Declaration and Current Fund By-laws, respectively, (ii) the Current Fund Declaration and the Current Fund By-Laws, and (iii) Delaware law.

Board of Trustees. The WT Trust and The Roxbury Funds are each governed by a Board of Trustees. The number of Trustees of the WT Trust and Roxbury Funds may not be less than one or more than fifteen. As summarized below, the composition of the Board of the Trustees of the WT Trust is different from that of The Roxbury Funds both in terms of membership and size. Management of The Roxbury Funds believes that a three member Board of Trustees will be able to more effectively focus its supervision on the New Funds because, among other things,
(i) each of the three New Funds is a domestic equity fund which minimizes the complexity of investment oversight, (ii) the investment adviser for each New Fund is Roxbury which will be the only investment adviser the Board of Trustees will be responsible for supervising, and (3) the asset base of The Roxbury Funds is currently approximately $250 million.

New Funds. The Board of Trustees of The Roxbury Funds is comprised of one interested trustee, Brian C. Beh, and two "independent trustees" (meaning those trustees who are not "interested persons" of The Roxbury Funds as that term is defined in the 1940 Act), Kenneth Gudorf and John Otterlei.

Current Funds. The Board of Trustees of the WT Trust is currently comprised of two interested trustees, Neil Wolfson and Robert J. Christian, and seven independent trustees, Robert Arnold, Eric Brucker, Nicholas Giordano, Louis Klein, Jr., Clement C. Moore, II, John J. Quindlen and Mark A. Sargent.

Actions by Written Consent. As summarized below, the New Funds' Board of Trustees has more flexibility to act by written consent.

New Funds. The New Fund Declaration permits its Board of Trustees or committees to act by written consents signed by a majority of the trustees or members of the applicable committee.

Current Funds. The Current Fund Declaration requires that, in order for its Board of Trustees or committees to act by a written consent, it must be signed by all of the trustees or members of the applicable committee.

Limitation of Trustee and Officer Liability. As summarized below, the New Fund Declaration's provisions regarding limitations of liability of Trustees, officers and other persons are broader than the corresponding provisions of the Current Fund Declaration, both in terms of individuals covered by the limitations and actions to which the limitations apply. However, neither the New Fund Declaration nor the Current Fund Declaration limits the liability of Trustees or officers to the WT Trust, Roxbury Funds or their shareholders, as applicable, for bad faith, wilful misfeasance, gross negligence or reckless disregard of a person's duties involved in the conduct of his or her office. The broader liability limitations in the New Fund Declaration restrict the recourse that the New Funds' shareholders and others have against The Roxbury Funds and its Trustees, officers, employees or agents, and may, particularly when taken together with broader indemnification provisions of the New Fund Declaration discussed below, subject the New Funds to additional expenses in the event that a suit or other proceeding is brought against the New Funds or any Trustee, officer, employee or agent of the New Funds.

New Funds. The New Fund Declaration states that (i) no Trustee, officer, employee or agent of The Roxbury Funds will be subject to any personal liability whatsoever to any person, other than The Roxbury Funds or its shareholders, for any act, omission or obligation of The Roxbury Funds or any Trustee and (ii) no Trustee, officer, employee or agent of The Roxbury Funds shall be liable to The Roxbury Funds or to any shareholder, Trustee, officer, employee, or agent of The Roxbury Funds for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, wilful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.

Current Funds. The Current Fund Declaration states that Trustees will not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, manager or principal underwriter of the WT Trust and states that no trustee will be responsible for the act or omission of any other trustee. However, the Current Fund Declaration does not protect any Trustee or officer from or against any liability to the WT Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's office.

Limitation of Liability for Trustees who are Experts, Chairpersons or Lead Independent Trustees. As summarized below, the New Fund Declaration contains an additional provision limiting the liability of Trustees who are appointed or designated experts, chairpersons or lead independent Trustees. This additional provision in the New Fund Declaration limits the recourse that the New Funds and others have against Trustees who are appointed or designated experts, chairpersons and lead independent Trustees, and may, particularly when taken together with broader indemnification provisions of the New Fund Declaration discussed below, subject the New Funds to additional expenses in the event that a suit or other proceeding is brought against the New Funds or any trustee who is appointed or designated expert, chairperson or lead independent Trustee of the New Funds.

The New Fund Declaration. The New Fund Declaration states that the appointment, designation or identification of a Trustee as (i) chairperson of the Board of Trustees of The Roxbury Funds or of a committee, (ii) an expert on any topic (including an audit committee financial expert), or (iii) lead independent Trustee, shall not impose on that person any greater duty, obligation or liability than that person otherwise has as a Trustee. In addition, the New Fund Declaration states that no such appointment, designation or identification of a Trustee shall affect that Trustee's rights to indemnification.

Current Fund Declaration. The Current Fund Declaration does not contain similar provisions.

Indemnification of Trustees and Officers. The New Fund Declaration's provisions regarding indemnification of Trustees and officers are broader than the corresponding provisions of the Current Fund Declaration, as the indemnification under the New Fund Declaration, among other things:

     o    applies to both current and former Trustees and officers;

     o is mandatory rather than permissive and, except in the case of a settlement, may only be withheld if there has been a final adjudication (as opposed to a determination, as set forth in the Current Fund Declaration) that the individual (i) has engaged in bad faith, wilful misfeasance, gross negligence or reckless disregard of such individual's duties or (ii) has not acted in good faith in the reasonable belief that that individual's action was in the best interest of The Roxbury Funds;

     o does not require as a condition to any indemnity that a determination be made that an individual acted in good faith and reasonably believed that his or her conduct was in The Roxbury Funds' best interests and, in the case of a criminal proceeding, that he or she had no reasonable cause to believe that his or her conduct was unlawful; and

     o is not withheld when an individual has been adjudged to be liable on the basis that personal benefit was improperly received by such individual, whether or not the benefit resulted from an action taken in the individual's official capacity.

The broader indemnification language in the New Fund Declaration may subject the New Funds to additional expenses in the event that a suit or other proceeding is brought against Trustees and officers and/or former Trustees and officers.

New Funds. The New Fund Declaration requires The Roxbury Funds to indemnify the Trustees and officers of The Roxbury Funds and former Trustees and officers. However, the New Fund Declaration does not allow The Roxbury Funds to indemnify persons in the following circumstances:

    (i) if there has been a final adjudication by a court or other body that the person seeking indemnification engaged in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;


    (ii) if there has been a final adjudication whereby the person seeking indemnification is found not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of The Roxbury Funds; or

    (iii) in the event of a settlement resulting in a payment by a person seeking indemnification, unless there has been either a determination that such indemnified person did not engage in bad faith, wilful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts that that individual did not engage in such conduct by (a) a vote of a majority of the non-interested Trustees acting on the matter; or (b) a written opinion of legal counsel chosen by a majority of the Trustees and determined by them in their reasonable judgment to be independent.

Current Funds. The Current Fund Declaration and Current Fund By-laws do not require, but rather permit, the WT Trust to indemnify any Trustee or officer of the WT Trust who was or is a party or is threatened to be made a party to any proceeding or claim if it is determined that such person acted in good faith and reasonably believed that his or her conduct was in the WT Trust's best interests and, in the case of a criminal proceeding, that he or she had no reasonable cause to believe that his or her conduct was unlawful. The Current Fund By-laws also specify that the WT Trust will not indemnify any Trustee or officer for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of such person's office, or in respect of any claim or proceeding as to which such person shall have been adjudged to be liable on the basis that personal benefit was improperly received by such person, whether or not the benefit resulted from an action taken in the person's official capacity.

Voting. The voting rights of shareholders of the New Funds are slightly different from those of shareholders of the Current Funds. Each of the Current Fund Declaration and the New Fund Declaration provides that if a matter to be voted on affects only the interests of certain Funds, then only the shareholders of those affected Funds shall be entitled to vote on the matter. However, the New Fund Declaration requires shareholders of one or more classes to vote separately if the matter to be voted on affects only the interests of those classes, whereas the Current Fund Declaration permits, rather than requires, separate votes by classes under the same circumstances.

New Funds.  The New Fund Declaration mandates the following:

    (i) if a matter to be voted on affects only the interests of certain New Funds, then only the shareholders of such affected New Funds are entitled to vote on the matter;

    (ii) if a matter to be voted on affects only the interests of a single New Fund, then only the shareholders of such New Fund are entitled to vote on the matter;

    (iii) if a matter to be voted on affects only the interests of certain classes, then only the shareholders of such affected classes are entitled to vote on the matter; and

    (iv) if a matter to be voted on affects only the interests of a single class, then only the shareholders of such class are entitled to vote on the matter.

Current Funds. The Current Fund Declaration specifies that if a matter to be voted on affects only the interests of certain Funds, then only the shareholders of those affected Funds shall be entitled to vote on the matter. The Current Fund Declaration permits, but does not require, classes to have exclusive voting rights with respect to matters affecting only those classes.

Shareholder Liability and Indemnification. Under Delaware law, shareholders of a statutory trust are generally afforded by statute the same limited liability as a shareholder of a corporation organized under the Delaware General Corporation Law. However, as summarized herein, the New Fund Declaration contains additional provisions regarding shareholder indemnification. These provisions could result in additional expenses to the New Funds in the event that a shareholder were to seek indemnification from the New Funds.

New Funds. The New Fund Declaration expressly states that in the event that a shareholder of a New Fund is held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be held harmless from and indemnified by the New Fund against all loss and expense arising from such liability. In addition, the New Fund Declaration states that The Roxbury Funds will, upon request by a shareholder, assume the defense and satisfy any judgment of any such claim made against such shareholder.

Current Funds. The Current Fund Declaration does not contain similar provisions.

Derivative Actions. As summarized below, the New Fund Declaration restricts to a greater degree than the Current Fund Declaration a shareholder's ability to bring a derivative action. Thus, it may be more difficult for shareholders to bring derivative actions against the New Funds (i.e., to bring, on behalf of a New Fund, an action against the trustees or management of such New Fund for failure to perform their duties).

New Funds. Under the New Fund Declaration, no shareholder has the right to bring or maintain any court action, proceeding or claim in the right of The Roxbury Funds or any New Fund or class thereof to recover a judgment in its favor unless shareholders holding at least ten percent of the outstanding shares of The Roxbury Funds, New Fund or class, as applicable, join in the bringing of such court action, proceeding or claim.

Current Funds. While not expressly stated in the Current Fund Declaration, by operation of law any one or more shareholder(s) of the Current Funds is permitted to bring derivative actions against the WT Trust.

Reorganizations. The New Fund Declaration, unlike the Current Fund Declaration, allows the New Funds in certain circumstances to reorganize, merge or consolidate without the consent of shareholders. For example, the New Funds would be permitted to engage in a reorganization that is similar to the one being proposed in this Combined Proxy Statement/Prospectus without requesting shareholder consent.

New Funds. The New Fund Declaration allows the trustees to, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation under the laws of any jurisdiction, or any other organization, or any series or class of any thereof, to acquire all or a portion of The Roxbury Funds property or to carry on any business in which The Roxbury Funds shall directly or indirectly have any interest (any of the foregoing, a "Successor Entity"), and to sell, convey and transfer such Roxbury Funds property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the WT Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the WT Trust and any Successor Entity if and to the extent permitted by law.

Current Funds. The Current Fund Declaration requires the consent of shareholders to engage in any such reorganization, merger or consolidation.

Shareholder Notices. The New Fund Declaration provides greater flexibility than the Current Fund Declaration to deliver communications to shareholders, since, as summarized below, the New Funds are permitted in certain circumstances to deliver communications to shareholders electronically and, if more than one shareholder lives at the same address, to deliver one copy of the communication per address.

New Funds. The New Fund Declaration states that any and all communications between the New Funds and their shareholders shall be deemed duly served or given if (i) mailed, postage prepaid, addressed to any shareholder of record at the shareholder's last known address as recorded on the register of The Roxbury Funds, (ii) if sent by electronic transmission to the shareholder of record at the shareholder's last known address for electronic delivery as recorded on the register of The Roxbury Funds, (iii) if mailed or sent by electronic delivery to one or more members of the shareholder's household in accordance with applicable law or regulation, or (iv) if otherwise sent in accordance with applicable law or regulation.

Current Funds. The Current Fund Declaration requires notices of meetings to be sent to each shareholder at the shareholder's address as it appears on the records of the WT Trust and does not provide for electronic transmission.

Separate Shareholder Meetings. The New Fund By-laws provide greater flexibility than the Current Fund By-laws to call separate meetings of the New Funds and/or classes of the New Funds.

New Funds. The New Fund By-laws allow The Roxbury Funds, under certain circumstances, to call separate meetings of portfolios and classes, even if the shareholders of The Roxbury Funds are required to vote as a whole.

Current Funds. The Current Fund By-laws do not contain a similar provision.

Adjournment of Shareholder Meetings. The New Fund By-laws have greater flexibility than the Current Fund By-laws to change the date and place of a shareholder meeting or an adjourned shareholder meeting.

New Funds. The New Fund By-laws allow the President or Secretary of The Roxbury Funds to change the date, time or place of a shareholder meeting or an adjourned shareholder meeting in the event of unforeseen circumstances, such as in the event of a fire, flood, etc., without further notice to shareholders.

Current Funds. The Current Fund By-laws do not contain a similar provision.

Capitalization

The following table sets forth the unaudited capitalization of each Current Fund as of March 31, 2006. Each New Fund will not commence operations until the Reorganization is completed. The pro forma combined capitalization of each New Fund will be the same as the capitalization of its corresponding Current Fund shown below. The capitalization of each Current Fund assuming the Reorganization occurred on March 31, 2006 is as follows:

                                                                                  Net Asset Value
Fund                                    Net Assets        Shares Outstanding         Per Share
__________________________________  __________________  ______________________  ___________________
Current Roxbury Mid-Cap Fund -
   Investor Shares                    $14,217,769.62         2,108,536.25              $6.74
Current Roxbury Mid-Cap Fund -
   Institutional Shares                $1,166,365.05          172,621.05               $6.76
Total Current Roxbury Mid-Cap
   Fund                               $15,384,134.67         2,281,157.30

Current Roxbury Small-Cap Growth
   Fund - Investor Shares               $575,800.28           27,168.53               $21.19
Current Roxbury Small-Cap Growth
   Fund - Institutional Shares        $211,571,549.46        9,942,098.70             $21.28
Total Current Roxbury Small-Cap
   Growth Fund                        $212,147,349.74        9,969,267.23

Current Roxbury Micro-Cap Fund -
   Institutional Shares(1)              $432,402.42            35,583.41              $12.15

(1) Investor Shares of the Roxbury Micro-Cap Fund are not currently offered.

                              V. VOTING INFORMATION

General Information

The Board of Trustees of the WT Trust, on behalf of the Current Funds, is furnishing this Combined Proxy Statement/Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the Current Fund at which shareholders of each Current Fund will be asked to consider and approve the proposed Plan with respect to such Current Fund.

It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Current Funds and the New Funds may also solicit proxies and voting instructions by telephone or otherwise. ADP Investor Communication Services has been retained to assist in the solicitation of proxies, at a cost of approximately $8,600.

Shareholders may vote:

     o by mail by marking, signing, dating and returning the enclosed proxy card(s) in the enclosed postage-paid envelope;

     o    by touch-tone voting over the telephone by calling 1-800-690-6903;
          or

     o    via the Internet by visiting www.proxyvote.com.

Any shareholder of a Current Fund giving a proxy has the power to revoke it at any time before it is actually voted by delivering notice of such revocation to the Secretary of the WT Trust at the Special Meeting or by filing with the Secretary of the WT Trust either a notice of revocation or a duly executed proxy bearing a later date. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy card or, if no specification is made, in favor of the proposals referred to in this Combined Proxy Statement/Prospectus.

Quorum; Vote Required to Approve Proposal

Shareholders of each Current Fund will vote separately on the proposal to approve the Reorganization. For action to be taken by a Current Fund, the holders of forty percent (40%) of the outstanding shares of the Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. If a quorum is present with respect to a Current Fund, the affirmative vote of a majority of the outstanding voting securities of the Current Fund shall approve the proposal. For purposes of approving the proposed Reorganization, "a majority of the outstanding voting securities" means (i) 67% or more of the voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of a Current Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securites of a Current Fund, whichever is less.

If the necessary quorum to transact business or the vote required to approve the Reorganization with respect to a Current Fund is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of such Current Fund's votes properly cast upon the questions of adjourning a meeting to another date and time, and the meeting may be adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of that proposal and will vote against any such adjournment those proxies to be voted against that proposal.

For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but that have not been voted. Broker non-votes are proxies received by a Current Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Abstentions and broker non-votes do not constitute a vote "FOR" and effectively result in a vote "AGAINST' the Reorganization.

Outstanding Shareholders

Holders of record of the shares of the Current Funds at the close of business on July 21, 2006 (the "Record Date") will be entitled to one vote per share on any matter on which they are entitled to vote at the Special Meeting. As of the Record Date, the following shares were outstanding with respect to each class of each Current Fund.

                                                                             Institutional Shares     Investor Shares
Current Fund                                                                      Outstanding           Outstanding
________________________________________________________________________     ____________________     _______________

Roxbury Mid-Cap Fund
Roxbury Small-Cap Growth Fund
Roxbury Micro-Cap Fund


As of the Record Date, each Current Fund's shareholders of record and/or beneficial owners (to the WT Trust's knowledge) who owned five percent or more of the Current Fund's shares are set forth below.

Roxbury Mid-Cap Fund - Institutional Shares

                                                   Number of Shares
Name and Address                                         Owned                % of Shares          Type of Ownership
_____________________________________________     ___________________     ___________________     ___________________



Roxbury Mid-Cap Fund - Investor Shares

                                                   Number of Shares
Name and Address                                         Owned                % of Shares          Type of Ownership
_____________________________________________     ___________________     ___________________     ___________________


                                                   Number of Shares
Name and Address                                         Owned                % of Shares          Type of Ownership
_____________________________________________     ___________________     ___________________     ___________________


Roxbury Small-Cap Growth Fund - Institutional Shares

                                                   Number of Shares
Name and Address                                         Owned                % of Shares          Type of Ownership
_____________________________________________     ___________________     ___________________     ___________________


Roxbury Small-Cap Growth Fund - Investor Shares

                                                   Number of Shares
Name and Address                                         Owned                % of Shares          Type of Ownership
_____________________________________________     ___________________     ___________________     ___________________


Roxbury Micro-Cap Fund - Institutional Shares

                                                   Number of Shares
Name and Address                                         Owned                % of Shares          Type of Ownership
_____________________________________________     ___________________     ___________________     ___________________





As of the Record Date, the officers and Trustees of the WT Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of each Current Fund.

As of the Record Date, no New Fund Shares were outstanding. The percentage of New Fund Shares that will be owned by persons holding more than 5% of such Shares will be the same immediately following the closing of the Reorganization as the percentage of Current Fund Shares held by such person immediately prior to the closing of the Reorganization.

Additional Information about the Funds

Further information about each Current Fund is contained in the following documents:

     o the Prospectus for the Institutional Shares of the Current Funds, dated November 1, 2005;

     o the Prospectus for the Investor Shares of the Current Funds, dated November 1, 2005 and

     o the Statement of Additional Information for the Current Funds, dated November 1, 2005.

The New Funds are not currently operating mutual funds, although they do have prospectuses for Institutional Shares and Investor Shares (the "New Fund Prospectuses") that have been declared effective by the SEC. A copy of the applicable New Fund Prospectus is provided with this Combined Proxy Statement/Prospectus. Shareholders may obtain copies of the Statements of Additional Information for the Current Funds and the New Funds and the annual and semi-annual reports relating to the Current Funds free of charge, by writing to The Roxbury Funds, c/o PFPC Inc.,301 Bellevue Parkway, Wilmington, DE 19809, or (ii) calling 1-800-497-2960.

The Current Funds and the New Funds are each subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Current Funds and the New Funds, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, DC, at 100 F Street, NE Washington, DC 20549 and at the SEC's regional offices in New York at 3 World Financial Center, Room 4300, New York, NY 10281 and in Chicago at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the prospectuses and statement of additional information for the Current Funds, as well as the prospectuses and statements of additional information for the New Funds, materials that are incorporated by reference into their respective prospectuses and statements of additional information, and other information.

Miscellaneous Issues

Other Issues

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Next Meeting Of Shareholders

Neither the Current Funds nor the New Funds are required to hold, and do not intend to hold, annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Current Funds and the New Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings. If the Reorganization is not completed, the next meeting of the shareholders of the

Current Funds will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the WT Trust at its office at a reasonable time before the WT Trust begins to print and mail its proxy, as determined by the Board, to be included in a Current Fund's proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

Legal Matters

Certain legal matters in connection with the participation of WT Mutual Fund in the Reorganization will be passed upon by Fund Counsel, Pepper Hamilton, LLP, Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103. Certain legal matters in connection with the issuance of the New Fund Shares and the tax consequences of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996.

Experts

The financial statements of the Current Funds for the fiscal year ended June 30, 2005, contained in the Current Funds' 2005 Annual Reports to Shareholders, have been audited by Ernst & Young LLP, Registered Independent Public Accounting Firm, as stated in their reports dated August 12, 2005, which are incorporated herein by reference, and have been so incorporated in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

August 1, 2006

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

                  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement"), dated as of June 6, 2006, is entered into by and between WT Mutual Fund, a Delaware statutory trust (the "WT Trust"), acting on its own behalf and on behalf of those of its portfolios that are identified on Schedule A to this Agreement, and The Roxbury Funds, a Delaware statutory trust (the "Roxbury Funds"), acting on its own behalf and on behalf of those of its portfolios that are identified on Schedule A to this Agreement;

                              W I T N E S S E T H:

         WHEREAS, the WT Trust is organized as a series management investment company and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), and currently publicly offers shares of beneficial representing interests in, among others, the three separate portfolios that are listed on Schedule A as the "Current Funds";

         WHEREAS, the Trustees of the WT Trust have designated multiple classes of shares that represent interests in each Current Fund, and each of these classes is listed on Schedule B and is referred to in this Agreement as a "Current Fund Class";

         WHEREAS, the Roxbury Funds has been established to continue the Current Funds in a separate trust structure following the reorganization contemplated by this Agreement (the "Reorganization");

         WHEREAS, in anticipation of the Reorganization, the Trustees of the Roxbury Funds have established three portfolios corresponding to the Current Funds (each a "New Fund"), and have designated multiple classes of shares of beneficial interest in each New Fund corresponding to the Current Fund Classes (each a "New Fund Class"), which are listed, respectively, on Schedule A and Schedule B;

         WHEREAS, the Reorganization will occur through (a) the transfer of all of the assets of each Current Fund to the corresponding New Fund; (b) the assumption by each New Fund of all of the liabilities of the corresponding Current Fund, (c) the issuance by each New Fund to the corresponding Current Fund of shares of beneficial interest in the New Fund ("New Fund Shares") having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding Current Fund immediately prior to the Reorganization (the "Current Fund Shares"); and (d) distribution by each Current Fund of the New Fund Shares it has received to its shareholders;

         WHEREAS, the parties intend that the transactions described in the preceding paragraph constitute reorganizations described in Section 368(a)(1)(F) of the Code; and

         WHEREAS, the Reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement, which is intended to be and is adopted by the WT Trust, on its own behalf and on behalf of the Current Funds, and by the Roxbury Funds, on its own behalf and on behalf of the New Funds, as a Plan of Reorganization within the meaning of Section 368 of the Code;

         NOW THEREFORE, the parties hereto, intending to be legally bound, hereby agree as follows:

                                    ARTICLE I
                                   DEFINITIONS

Any capitalized terms used herein and not otherwise defined shall have the meanings set forth in the preamble or background of this Agreement. In addition, the following terms shall have the following meanings:

         Section 1.1. "Assets" shall mean all assets including, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on a Current Fund's books, and other property owned by a Current Fund at the Effective Time.

         Section 1.2. "Closing" shall mean the consummation of the transfer of assets, assumption of liabilities and issuance of shares described in Sections
2.1 and 2.2 of this Agreement, together with the related acts necessary to consummate the Reorganization, to occur on the date set forth in Section 3.1.

         Section 1.3. "Code" shall mean the U.S. Internal Revenue Code of 1986, as amended.

         Section 1.4. "Roxbury" shall mean Roxbury Capital Management, LLC, a Delaware limited liability company.

         Section 1.5. "Roxbury Registration Statement" and "Roxbury Registration Statements" shall have the meaning set forth in Section 5.3.

         Section 1.6. "Current Fund" shall mean those of the WT Trust's portfolios listed on Schedule A under the caption "Current Funds." For the avoidance of doubt, "Current Fund" shall not include any other portfolios of the WT Trust.

         Section 1.7. "Current Fund Class" shall mean each class of shares of beneficial interest of the WT Trust representing an interest in a Current Fund as listed on Schedule B under the caption "Current Fund Classes."

         Section 1.8. "Current Fund Shares" shall mean the shares of the Current Funds outstanding immediately prior to the Reorganization.

         Section 1.9. "Effective Time" shall have the meaning set forth in
Section 3.1.

         Section 1.10. "Liabilities" shall mean all liabilities of a Current Fund including, without limitation, all debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not determinable at the Effective Time, and whether or not specifically referred to herein.

         Section 1.11. "New Fund" shall mean each of the portfolios of the Roxbury Funds, each of which shall correspond to one of the Current Funds as shown on Schedule A under the caption "New Funds."

         Section 1.12. "New Fund Class" shall mean each class of shares of beneficial interest of the Roxbury Funds representing an interest in a New Fund, each of which shall correspond to one of the Current Fund Classes as shown on Schedule B under the caption "New Fund Classes."

         Section 1.13. "New Fund Shares" shall mean those shares of beneficial interest in a New Fund, issued to a Current Fund in consideration of the New Fund's receipt of the Current Fund's Assets.

         Section 1.14. "Registration Statements" shall have the meaning set forth in Section 5.3.

         Section 1.15. "RIC" shall mean a regulated investment company under Subchapter M of the Code.

         Section 1.16. "SEC" shall mean the U.S. Securities and Exchange Commission.

         Section 1.17. "Shareholder(s)" shall mean a Current Fund's shareholder(s) of record, determined as of the Effective Time.

         Section 1.18. "Transfer Agent" shall have the meaning set forth in
Section 2.2.

         Section 1.19. "WT Registration Statement" shall have the meaning set forth in Section 5.2.

         Section 1.20. "1933 Act" shall mean the U.S. Securities Act of 1933, as amended.

         Section 1.21. "1940 Act" shall mean the U.S. Investment Company Act of 1940, as amended.

                                   ARTICLE II
                             PLAN OF REORGANIZATION

         Section 2.1. The WT Trust shall, on behalf of each Current Fund, assign, sell, convey, transfer and deliver all of the Assets of each Current Fund to its corresponding New Fund. The Roxbury Funds, on behalf of each New Fund, shall in exchange therefor:

         (a) issue and deliver to the applicable Current Fund the number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class designated in Schedule B equal to the number of full and fractional Current Fund Shares of each corresponding Current Fund Class designated in Schedule B that are issued and outstanding immediately prior to the Effective Time, if any: and

         (b) assume all of the applicable Current Fund's Liabilities.

Such transactions shall take place at the Closing and shall be effective at the Effective Time.

         Section 2.2. At the Effective Time (or as soon thereafter as is reasonably practicable), each Current Fund shall distribute to each of its Shareholders, determined as of the Effective Time, a number of full and fractional New Fund Shares received by the Current Fund pursuant to Section 2.1 equal to the corresponding number and class of full and fractional Current Fund Shares then held by that Shareholder, in exchange for and in complete redemption of such Current Fund Shares, and will completely liquidate. Such distribution shall be accomplished through opening accounts, by the transfer agent for the Roxbury Funds (the "Transfer Agent"), on each New Fund's share transfer books in the Shareholders' names and transferring the New Fund Shares to such accounts. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) New Fund Shares of each New Fund Class due that Shareholder. All outstanding Current Fund Shares, including those represented by certificates, if any, shall simultaneously be deemed to have been redeemed by the WT Trust. The Roxbury Funds shall not issue certificates representing the New Fund Shares in connection with the Reorganization. However, certificates representing Current Fund Shares, if any, shall represent New Fund Shares after the Reorganization.

         Section 2.3. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to Section 2.2, the WT Trust shall dissolve the Current Funds as portfolios of the WT Trust.

         Section 2.4. Any transfer taxes payable on the issuance of New Fund Shares in a name other than that of the registered holder of the Current Fund Shares exchanged therefor shall be paid by the person to whom such New Fund Shares are to be issued, as a condition of such transfer.

         Section 2.5. Any reporting responsibility of the WT Trust or each Current Fund to a public authority is, and shall remain, its responsibility up to and including the date on which it is terminated.

         Section 2.6. All books and records of the Current Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the New Fund from and after the Closing and shall be turned over to the New Fund as soon as practicable following the Closing.

         Section 2.7. The value of the Assets to be acquired by the New Fund hereunder shall be computed as of the Effective Time using the valuation procedures set forth in the Current Funds' then-current prospectuses and statement of additional information.

                                   ARTICLE III
                                     CLOSING

         Section 3.1. The Closing shall occur at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 on October 2, 2006, or on such other date and at such other place upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the WT Trust's and the Roxbury Funds' close of business on the date of the Closing or at such other time as the parties may agree (the "Effective Time").

         Section 3.2. The WT Trust or its fund accounting agent shall deliver to the Roxbury Funds at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities transferred by the Current Funds to the New Funds, as reflected on the New Funds' books immediately following the Closing, does or will conform to such information on the Current Funds' books immediately before the Closing. The WT Trust shall cause the custodian for each Current Fund to deliver at the Closing a certificate of an authorized officer of the custodian stating that (a) the Assets held by the custodian will be transferred to each corresponding New Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or a provision for payment has been made.

         Section 3.3. The WT Trust's transfer agent shall deliver to the Roxbury Funds' transfer agent at the Closing a list of the names and addresses of each Shareholder of each Current Fund and the number of outstanding Current Fund Shares of the Current Fund Class owned by each Shareholder, all as of the Effective Time, certified by the WT Trust's Secretary or Assistant Secretary. The Roxbury Funds shall cause the Transfer Agent to deliver at the Closing a certificate as to the opening on each New Fund's share transfer books of accounts in the Shareholders' names. The Roxbury Funds shall issue and deliver a confirmation to the WT Trust evidencing the New Fund Shares to be credited to each corresponding Current Fund at the Effective Time or provide evidence satisfactory to the WT Trust that such shares have been credited to each Current Fund's account on such books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

         Section 3.4. The WT Trust and the Roxbury Funds shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

         Section 3.5. If at the Closing (a) any of the markets for securities held by any Current Fund are closed to trading, or (b) trading thereon is restricted, or (c) trading or reporting of trading on said markets or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Current Fund is impracticable, the Closing shall be postponed until the first business day after the day when such trading shall have been fully resumed and reporting shall have been restored, or such other date as the parties may agree.

                                   ARTICLE IV
                           REPRESENTATIONS WARRANTIES

         Section 4.1. The WT Trust represents and warrants on its own behalf and on behalf of each Current Fund as follows:

         (a) The WT Trust is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware;

         (b) The WT Trust is duly registered as an open-end series management investment company under the 1940 Act, and such registration is in full force and effect;

         (c) Each Current Fund is a duly established and designated portfolio of the WT Trust;

         (d) At the Closing, each Current Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances, other than liens or other encumbrances incurred in the ordinary course of business; and upon delivery and payment for the Assets, the corresponding New Fund will acquire good and marketable title to the Assets;

         (e) The New Fund Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

         (f) Each Current Fund is a "fund" as defined in Section 851(g)(2) of the Code; each Current Fund qualified for treatment as a RIC for each past taxable year since it commenced operations and will through the Effective Time continue to meet all the requirements for such qualification for its current taxable year (and the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing); each Current Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and each Current Fund has made all distributions for each such past taxable year that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed for any such year;

         (g) The Liabilities were incurred by the Current Funds in the ordinary course of their business and are associated with the Assets;

         (h) The total adjusted basis of the Assets of each Current Fund transferred to each New Fund will equal or exceed the sum of the Liabilities to be assumed by each New Fund, plus the amount of Liabilities, if any, to which the transferred Assets are subject;

         (i) The WT Trust is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code;

         (j) As of the Effective Time, no Current Fund will have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Current Fund Shares except for the right of investors to acquire its shares at net asset value in the normal course of its business as an open-end management investment company operating under the 1940 Act;

         (k) At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Shareholders of each Current Fund;

         (l) The fair market value of the Assets of each Current Fund transferred to the corresponding New Fund will equal or exceed the sum of the Liabilities assumed by the New Fund plus the amount of Liabilities, if any, to which the transferred Assets are subject; and

         Section 4.2. The Roxbury Funds represents and warrants on its own behalf, and on behalf of each New Fund as follows:

         (a) The Roxbury Funds is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

         (b) At or prior to the Effective Time, the Roxbury Funds will become duly registered as an open-end management investment company under the 1940 Act;

         (c) At the Effective Time, each New Fund will be a duly established and designated series of the Trust;

         (d) No New Fund has commenced operations nor will any New Fund commence operations until after the Closing;

         (e) Prior to the Effective Time, there will be no issued and outstanding shares in any New Fund or any other securities issued by the Roxbury Funds on behalf of any New Fund;

         (f) The New Fund Shares to be issued and delivered to the corresponding Current Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the New Fund, fully paid and non-assessable;

         (g) Each New Fund will be a "fund" as defined in section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs;

         (h) There is no plan or intention for any of the New Funds to be dissolved or merged into another corporation or business trust or "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization; and

         Section 4.3. Each of the WT Trust and the Roxbury Funds, on its own behalf and on behalf of each Current Fund or each New Fund, as appropriate, represents and warrants as follows:

         (a) The fair market value of the New Fund Shares of each New Fund received by each Shareholder will be equal to the fair market value of the Current Fund Shares of the corresponding Current Fund surrendered in exchange therefore;

         (b) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares of each New Fund and will own such shares solely by reason of their ownership of the Current Fund Shares of the corresponding Current Fund immediately before the Reorganization;

         (c) There is no intercompany indebtedness between a Current Fund and a new Fund that was issued or acquired, or will be settled, at a discount;

         (d) Immediately following consummation of the Reorganization, each New Fund will hold the same assets, except for assets distributed to shareholders in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that the corresponding Current Fund held or was subject to immediately prior to the Reorganization. Assets used to pay (i) expenses, (ii) all redemptions (other than redemptions at the usual rate and frequency of the Current Fund as a series of an open-end investment company), and (iii) distributions (other than regular, normal distributions), made by a Current Fund after the date of this Agreement will, in the aggregate, constitute less than one percent (1%) of its net assets; and

         (e) No New Fund will provide any consideration (other than New Fund Shares of the applicable New Fund and the New Fund's assumption of the Liabilities of the corresponding Current Fund) in exchange for the Assets of the applicable Current Fund, and no consideration other than New Fund Shares of the applicable New Fund will be received by the Shareholders of a Current Fund in connection with the Reorganization.

                                    ARTICLE V
                                    COVENANTS

         Section 5.1. Prior to the Closing, the Roxbury Funds (on its own behalf and with respect to each New Fund or each New Fund Class, as appropriate) shall enter into appropriate agreements for the operation of the Roxbury Funds, including any investment advisory agreement, administrative services agreement, shareholder services agreement, distribution agreement, custodian agreement, and transfer agency agreement; shall adopt any necessary distribution and/or service plans, a multiple class plan pursuant to Rule 18f-3 under the 1940 Act and shall enter into or adopt, as appropriate, such other agreements and plans as are necessary for each New Fund's operation as a series of an open-end investment company. Each such agreement and plan shall have been approved by the Roxbury Funds' trustees and, to the extent required by law, by such of those trustees who are not "interested persons" of the Roxbury Funds (as defined in the 1940
Act) and by Roxbury as the sole shareholder of each New Fund.

         Section 5.2. The WT Trust shall file with the SEC one or more post-effective amendments to the WT Trust's Registration Statement on Form N-1A under the 1933 Act and the 1940 Act (the "WT Registration Statement"), that contain such amendments to such WT Registration Statement as are determined by the WT Trust to be necessary and appropriate to effect the Reorganization.

         Section 5.3. The Roxbury Funds shall file with the SEC an initial Registration Statement on Form N-1A and any required pre- or post-effective amendments thereto under the 1933 Act and the 1940 Act, and an initial Registration Statement on Form N-14 and any required pre- or post-effective amendments thereto under the 1933 Act (each, a "Roxbury Registration Statement" and together, the "Roxbury Registration Statements"; and together with the WT Registration Statement the "Registration Statements"), that contain such amendments to such Roxbury Registration Statements as are determined by the Roxbury Funds to be necessary and appropriate to effect the Reorganization.

                                   ARTICLE VI
                              CONDITIONS PRECEDENT

         The obligations of the WT Trust, on its own behalf and on behalf of each Current Fund, and the Roxbury Funds, on its own behalf and on behalf of each New Fund, will be subject to (a) performance by the other party of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other party contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time, and (c) the further conditions that, at or before the Effective Time:

         Section 6.1. This Agreement and the Reorganization shall have been approved by the Board of Trustees of each of the WT Trust and the Roxbury Funds and shall have been recommended for approval to the Shareholders by the WT Trust's Board of Trustees.

         Section 6.2. The Shareholders shall have approved this Agreement and the transactions contemplated by this Agreement in accordance with applicable law.

         Section 6.3. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either the WT Trust or the Roxbury Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain such consents, orders, and permits would not involve a risk of a material adverse effect on the assets or properties of either a Current Fund or a New Fund, provided that either the WT Trust or the Roxbury Funds may for itself waive any of such conditions.

         Section 6.4. Each of the WT Trust and the Roxbury Funds shall have received an opinion from Drinker Biddle & Reath LLP that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) of the Code, and will not give rise to the recognition of income, gain or loss for federal income tax purposes to the WT Trust, the Roxbury Funds or the Shareholders. In rendering such opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and in separate letters of representation that the WT Trust and the Roxbury Funds shall use their best efforts to deliver to such counsel upon request) and the certificates delivered pursuant to Section 3.4.

         Section 6.5. No stop-order suspending the effectiveness of any of the Registration Statements shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated).

At any time prior to the Closing, any of the foregoing conditions (except those set forth in Section 6.1) may be waived by the trustees of either WT Trust or the Roxbury Funds if, in their judgment, such waiver will not have a material adverse effect on the interests of the Shareholders.

                                   ARTICLE VII
                                    EXPENSES

         All expenses incurred in connection with the transactions contemplated by this Agreement (regardless of whether they are consummated) will be borne by Roxbury.

                                  ARTICLE VIII
                                ENTIRE AGREEMENT

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties in relation to the subject matter hereof.

                                   ARTICLE IX
                                    AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding its approval by the Shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment may have the effect of reducing the number of the New Fund Shares to be issued to the Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                    ARTICLE X
                                   TERMINATION

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by the Shareholders, by: (a) either the WT Trust or the Roxbury Funds if the conditions specified in Article VI hereof shall not have been satisfied or waived or (b) the Trustees of the WT Trust or the Trustees of the Roxbury Funds if the Trustees determine for any reason, in their sole judgment and discretion, that the consummation of the Reorganization would be inadvisable or not in the best interests of the WT Trust and the Shareholders or the Roxbury Funds and its shareholders.

                                   ARTICLE XI
                                  MISCELLANEOUS

         Section 11.1. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware exclusive of any choice of law rules that would require or permit the application of the laws of another jurisdiction; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         Section 11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         Section 11.3. The execution and delivery of this Agreement have been authorized by the WT Trust's trustees and the Roxbury Funds' trustees, and this Agreement has been executed and delivered by authorized officers of the WT Trust and the Roxbury Funds acting as such; neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them or any shareholder of the WT Trust or the Roxbury Funds personally, but shall bind only the assets and property of the Current Funds and the New Funds, as provided in the agreement and declaration of trust of each of the WT Trust and the Roxbury Funds, respectively.

         Section 11.4. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         Section 11.5. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original and all of which taken together shall constitute one and the same instrument.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


                                      WT Mutual Fund, on behalf of each of its series listed in Schedule A to this Agreement


                                      By:    /s/ John J. Kelley
                                             ___________________________________
                                      Name:  John J. Kelley
                                      Title: VP & Secretary

                                      The Roxbury Funds, on behalf of each of
                                      its series listed in Schedule A to this
                                      Agreement

                                      By:    /s/ Brian C. Beh
                                             ___________________________________
                                      Name:  Brian C. Beh
                                      Title: President



         Roxbury Capital Management, LLC hereby agrees to join in this Agreement and Plan of Reorganization solely for purposes of Article VII.


                                      Roxbury Capital Management, LLC


                                      By:    /s/ Brian C. Beh
                                             ___________________________________
                                      Name:  Brian C. Beh
                                      Title: President

                                   SCHEDULE A


Current Funds:                            New Funds:
________________________________          ________________________________
Roxbury Mid-Cap Fund                      Roxbury Mid-Cap Fund
Roxbury Small-Cap Growth Fund             Roxbury Small-Cap Growth Fund
Roxbury Micro-Cap Fund                    Roxbury Micro-Cap Fund

                                   SCHEDULE B


Current Fund Classes:                     New Fund Classes:
________________________________          ________________________________
Roxbury Mid-Cap Fund                      Roxbury Mid-Cap Fund
         Institutional Shares                      Institutional Shares
         Investor Shares                           Investor Shares

Roxbury Small-Cap Growth Fund             Roxbury Small-Cap Growth Fund
         Institutional Shares                      Institutional Shares
         Investor Shares                           Investor Shares

Roxbury Micro-Cap Fund                    Roxbury Micro-Cap Fund
         Institutional Shares                      Institutional Shares
         Investor Shares                           Investor Shares

                                    EXHIBIT B


                       AGREEMENT AND DECLARATION OF TRUST
                                       OF
                                THE ROXBURY FUNDS



         The Agreement and Declaration of Trust of The Roxbury Funds (the "Trust"), dated as of April 4, 2006, among the individual(s) listed on the signatory page attached hereto (each, a "Trustee") and each person who becomes a Shareholder (as defined in Section 1.2) in accordance with the terms hereinafter set forth.


         WHEREAS, pursuant to Section 1.1, the Trustees are authorized to conduct the business of the Trust under any name that they may determine;


         WHEREAS, the Trustees have determined that the business of the Trust shall be conducted under the name of The Roxbury Funds and that a Certificate of Trust was filed with the Secretary of State of the State of Delaware on April 4, 2006 to form the Trust;



         NOW, THEREFORE, the Trustees do hereby declare that all money and property contributed to the Trust hereunder shall be held and managed in trust under this Agreement and Declaration of Trust, for the benefit of the Shareholders as set forth below.



                                    ARTICLE 1
                              NAME AND DEFINITIONS



         Section 1.1 Name. This trust shall be known as "The Roxbury Funds" and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.



         Section 1.2 Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:



                 1.2.1 "By-Laws" shall mean the By-Laws of the Trust as amended from time to time.



                 1.2.2 "Class" shall mean a portion of Shares of a Portfolio of the Trust established in accordance with the provisions of Article 3 hereof.

                 1.2.3 "Covered Person" shall have the meaning assigned to it in Section 9.2.1.



                 1.2.4 "Declaration of Trust" shall mean this Agreement and Declaration of Trust, as amended or restated from time to time.



                 1.2.5 "Delaware Act" refers to the Delaware Statutory Trust Act, 12 Del. C. Section 3801 et seq., as such act may be amended from time to time.



                 1.2.6 "Class Expenses" shall mean expenses incurred by a particular Class in connection with a shareholder services arrangement or a distribution plan that is specific to such Class or any other differing share of expenses or differing fees, in each case, pursuant to a plan adopted by the Trust pursuant to Rule 18f-3 under the 1940 Act, as such plan or rule may be amended from time to time.



                 1.2.7 "Commission" shall mean the Securities and Exchange Commission.



                 1.2.8 "General Assets" shall have the meaning set forth in
Section 3.4.1 hereof.



                 1.2.9 "Interested Person" shall have the meaning set forth in Section 2(a)(19) of the 1940 Act.



                 1.2.10 "Investment Manager" or "Manager" shall mean a party furnishing services to the Trust pursuant to any contract described in Section
6.1 hereof.



                 1.2.11 "Person" shall mean and include any of the following: individuals, limited liability companies, corporations, partnerships, trusts, foundations, plans, associations, joint ventures, estates and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign.



                 1.2.12 "Portfolio" refers to each series of Shares established and designated under or in accordance with the provisions of Article 3 hereof.



                 1.2.13 "Principal Underwriter" shall have the meaning set forth in Section (2)(a)(29) of the 1940 Act.



                 1.2.14 "Proportionate Interest" shall have the meaning set forth in Section 3.2.2 hereof.



                 1.2.15 "Shares" means the shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and/or, when used in relation to any particular Portfolio or Class of Shares established by the Trustees pursuant to Section 3.2 hereof, shares of beneficial interest into which such Portfolio or Class of Shares shall be divided from time to time in accordance with the terms hereof. The term "Shares" includes fractions of Shares as well as whole Shares.

                 1.2.16 "Shareholder" means a record owner of outstanding Shares of the Trust.



                 1.2.17 "Successor Entity" shall have the meaning set forth in
Section 10.3.



                 1.2.18 "Trust" refers to the Delaware statutory trust established by this Declaration of Trust.



                 1.2.19 "Trustees" refers to the persons who have signed this Declaration of Trust, so long as they continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly elected or appointed to serve on the Board of Trustees in accordance with the provisions hereof, and reference herein to a Trustee or the Trustees shall refer to such person or persons in their capacity as trustees hereunder.



                 1.2.20 "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust.



                 1.2.21 "1940 Act" refers to the Investment Company Act of 1940, and the rules and regulations promulgated thereunder, each as amended from time to time. References herein to specific sections of the 1940 Act shall be deemed to include such rules and regulations as are applicable to such sections as determined by the Trustees or their designees.



                                    ARTICLE 2
                                PURPOSE OF TRUST


         The purpose of the Trust is to conduct, operate and carry on the business of an open-end management investment company registered under the 1940 Act through one or more Portfolios investing primarily in securities and to carry on such other business as the Trustees may from time to time determine pursuant to authority under this Declaration of Trust.


                                    ARTICLE 3
                                     SHARES



         Section 3.1 Shares of Beneficial Interest.



                 3.1.1 The beneficial interest in the Trust shall at all times be divided into an unlimited number of Shares, with a par value of $.01 per Share, provided that the Shares of a Portfolio that is established by the Trustees to be taxable as a separate partnership for federal income tax purposes shall have no par value. Shares shall be validly issued, fully paid and non-assessable when issued for such consideration as the Trustees shall determine. All Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of Shares shall be fully paid and non-assessable.



                 3.1.2 Pursuant to Section 3806(b) of the Delaware Act, the Trustees shall have authority, from time to time, (a) to establish Shares of one or more series, each of which constitutes a "Portfolio" and shall be separate and distinct from the Shares in any other Portfolio and (b) to further divide Shares of any Portfolio into one or more separate and distinct classes of Shares, each of which constitutes a "Class."

                 3.1.3 The Portfolios shall include, without limitation, those Portfolios specifically established and designated in Section 3.2.3 hereof, and such other Portfolios as the Trustees may deem necessary or desirable. The Trustees shall have exclusive power, without the requirement of Shareholder approval, from time to time, to establish and designate separate and distinct Portfolios, and, subject to the provisions of this Declaration of Trust and the 1940 Act, to fix and determine the rights of Shareholders of Shares in such Portfolios. If only one Portfolio shall be established, unless provided for otherwise, the Shares shall have the rights and preferences provided for herein and in Section 3.4 hereof to the extent relevant.



                 3.1.4 This Trust is a series trust pursuant to Sections 3804(a) and 3806(b) of the Delaware Act, and each Portfolio shall be a separate series of the Trust within the meaning of Section 3806(b)(2) of the Delaware Act. As such, separate and distinct records shall be maintained for each Portfolio and the assets of the Trust associated with each Portfolio shall be held in such separate and distinct records (directly or indirectly, including through a nominee or otherwise) and accounted for in such separate and distinct records separately from the other assets of the Trust or any other Portfolio. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to each Portfolio shall be enforceable against the assets of such Portfolio only, and not against the assets of the Trust generally or the assets of any other Portfolio nor shall the assets of any Portfolio be charged with the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to another Portfolio, or, except as otherwise provided herein, the Trust generally.



         Section 3.2 Establishment and Designation of Portfolios and Classes.



                 3.2.1 Portfolios. The Trust shall consist of one or more separate and distinct Portfolios, each with an unlimited number of Shares unless otherwise specified by the Trustees. Any fractional Share of a Portfolio shall have proportionately all rights and obligations of a whole share of such Portfolio, including rights with respect to voting, receipt of dividends and distributions and redemptions of Shares as set forth in Section 3.4 hereof.



                 3.2.2 Classes. The Trustees may establish one or more Classes of Shares of any Portfolio, each with an unlimited number of Shares unless otherwise specified by the Trustees. Each Class so established and designated shall represent a proportionate undivided interest (as determined by or at the direction of, or pursuant to authority granted by, the Trustees ("Proportionate Interest"), in the net assets belonging to that Portfolio and shall have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations and designations and be subject to the same terms and conditions, except as established by the Trustees, including without limitation:



                       (a) each Class may be subject to separate initial and/or deferred sales charges, each as determined by the Trustees;



                       (b) class Expenses allocated to a Class for which such expenses were incurred shall be borne solely by that Class;



                       (c) other expenses, costs charges and reserves allocated to a Class in accordance with Section 3.4.2 may be borne solely by that Class, provided that the allocation of such other expenses, costs, charges, and reserves is not specifically required to be set forth in a plan adopted by the Trust pursuant to Rule 18f-3 under the 1940 Act;



                       (d) dividends declared and payable to a Class pursuant to section 3.4.3 shall reflect the items separately allocated thereto pursuant to the preceding clauses; and



                       (e) each Class may have separate rights to convert to another Class, exchange rights, and similar rights, each as determined by the Trustees.



                 3.2.3 Establishment and Designation by Action of the Trustees. The Trustees hereby establish and designate the Portfolios and Classes listed on Schedule A attached hereto and made a part hereof. Each additional Portfolio and the Classes of such additional Portfolio shall be established by the adoption of a resolution adopted by a majority of the Trustees. Each such resolution is incorporated herein by reference and made a part of the Declaration of Trust whether or not expressly stated in such resolution, and shall be effective upon the occurrence of both (a) the date stated therein (or, if no such date is stated, upon the date of such adoption) and (b) the execution of an amendment either to this Declaration of Trust or to Schedule A hereto establishing and designating such additional Portfolios and Classes.



         Section 3.3 Actions Affecting Portfolios. Subject to the right of Shareholders, if any, to vote pursuant to Section 7.1, the Trustees shall have full power and authority, in their sole discretion without obtaining any prior authorization or vote of the Shareholders of any Portfolio, or any Class or Classes thereof, to fix or change such preferences, voting powers, rights and privileges of any Portfolio, or Classes thereof, as the Trustees may from time to time determine, including any change that may adversely affect a Shareholder; to divide or combine the Shares of any Portfolio, or Classes thereof, into a greater or lesser number; to classify, reclassify or convert any issued Shares of any Portfolio, or Classes thereof, into one or more Portfolios or Classes of Shares of a Portfolio; and to take such other action with respect to the Shares as the Trustees may deem desirable. A Portfolio may issue any number of Shares but need not issue any Shares. At any time that there are no outstanding

Shares of any particular Portfolio previously established and designated, the Trustees may abolish that Portfolio and the establishment and designation thereof.



         Section 3.4 Relative Rights and Preferences. Shares of each Portfolio established pursuant to Section 3.2 hereof, unless otherwise provided in the resolution establishing such Portfolio, shall have the following relative rights and preferences:



                 3.4.1 Assets Held with Respect to a Particular Portfolio or Class.


                       (a) Specific Assets. All consideration received by the Trust for the issue or sale of Shares of a particular Portfolio, including dividends and distributions paid by, and reinvested in, such Portfolio, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably be held with respect to that Portfolio for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets held with respect to" that Portfolio.


                       (b) General Assets. In the event that there are any assets, income, earnings, profits and proceeds thereof, or any funds or payments derived from any reinvestment of such proceeds, which are not readily identifiable as assets held with respect to any particular Portfolio (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Portfolios in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Asset so allocated to a particular Portfolio shall be held with respect to that Portfolio. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes in the absence of manifest error.



                       (c) Class Proportionate Interests. Each Class of a Portfolio shall have a Proportionate Interest in the net assets belonging to that Portfolio. References herein to assets, expenses, charges, costs and reserves "allocable" or "allocated" to a particular Class of a Portfolio shall mean the aggregate amount of such items held with respect to such Portfolio multiplied by the Class's Proportionate Interest.



                 3.4.2 Liabilities Held with Respect to a Particular Portfolio or Class.


                       (a) Specific Liabilities. The assets of the Trust held with respect to each Portfolio shall be charged with the liabilities of the Trust with respect to such Portfolio and all expenses, costs, charges and reserves attributable to such Portfolio. Class Expenses shall, in all cases, be allocated to the Class for which such Class Expenses were incurred.

                       (b) General Liabilities. Any general liabilities, expenses, costs, charges or reserves of the Trust or any Portfolio that are not readily identifiable as belonging to a particular Portfolio or any particular Class thereof shall be allocated and charged by the Trustees, between or among any one or more of the Portfolios or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes in the absence of manifest error.



                       (c) Claims of Creditors. All Persons who have extended credit which has been allocated to a particular Portfolio, or who have a claim or contract which has been allocated to a Portfolio, shall look exclusively to the assets held with respect to such Portfolio for payment of such credit, claim, or contract. None of the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Trust generally that have not been allocated to a specified Portfolio, or with respect to any other Portfolio, shall be enforceable against the assets of such specified Portfolio. Each creditor, claimant and contracting party shall be deemed nevertheless to have agreed to such limitation unless an express provision to the contrary has been incorporated in the written contract or other document establishing the contractual relationship.



                 3.4.3 Dividends, Distributions, Redemptions and Repurchases.



                       (a) Dividends and Distributions. Shareholders of any Portfolio shall be entitled to receive dividends and distributions, when, if and as declared with respect thereto in the manner provided in Section 8.1 hereof. The Trustees shall have full discretion to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders in the absence of manifest error. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash distribution payment plans, or similar plans as the Trustees deem appropriate.



                       (b) No Priority or Preference. No Share shall have any priority or preference over any other Share of the same Portfolio or Class thereof with respect to dividends or distributions of the Trust or otherwise. All dividends and other distributions on Shares of a particular Portfolio or Class shall be distributed pro rata to the Shareholders of such Portfolio or Class, as the case may be, in proportion to the number of Shares of such Portfolio or Class they held on the record date established for such payment, provided that such dividends and other distributions on Shares of a Class shall appropriately reflect Class Expenses and other expenses allocated to that Class.



                       (c) Source of Dividends and Distributions. No dividend or distribution including, without limitation, any distribution paid upon termination of the Trust or of any Portfolio or Class with respect to, or any redemption or repurchase of, the Shares of any Portfolio or Class shall be effected by the Trust other than from the assets held with respect to such Portfolio or Class, nor shall any Shareholder of any Portfolio or Class otherwise have any right or claim against the assets held with respect to any other Portfolio or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Portfolio or Class.



                 3.4.4 Voting. Each Share shall have voting rights as provided in Article 7 hereof. All Shares of the Trust entitled to vote on a matter shall vote without differentiation among the separate Portfolios or Classes on a one-vote-per-Share basis; provided, however, that:



                       (a) if a matter to be voted on affects only the interests of certain Portfolios, then only the Shareholders of such affected Portfolios shall be entitled to vote on the matter;



                       (b) if a matter to be voted on affects only the interests of a single Portfolio, then only the Shareholders of such Portfolio shall be entitled to vote on the matter;



                       (c) if a matter to be voted on affects only the interests of certain Classes, then only the Shareholders of such affected Classes shall be entitled to vote on the matter; and



                       (d) if a matter to be voted on affects only the interests of a single Class, then only the Shareholders of such Class shall be entitled to vote on the matter.



                 3.4.5 Exchange Privilege. The Trustees shall have the authority to provide that the Shareholders of any Portfolio shall have the right to exchange such Shares for Shares of one or more other Portfolios in accordance with such requirements and procedures as may be established by the Trustees.



                 3.4.6 Transferability. The Trustees shall have the authority to provide that the shares of a Portfolio are nontransferable.



                 3.4.7 Pre-Emptive Rights. Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Portfolio.

         Section 3.5 Notices. Any and all notices to which any Shareholder may be entitled and any and all communications shall be deemed duly served or given
(a) if mailed, postage prepaid, addressed to any Shareholder of record at the Shareholder's last known address as recorded on the register of the Trust, (b) if sent by electronic transmission to the Shareholder of record at the Shareholder's last known address for electronic delivery as recorded on the register of the Trust, (c) if mailed or sent by electronic delivery to one or more members of the Shareholder's household in accordance with applicable law or regulation, or (d) if otherwise sent in accordance with applicable law or regulation.



         Section 3.6 Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Portfolio and Class thereof. No certificates evidencing the ownership of Shares shall be issued except as the Board of Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the transfer of Shares of each Portfolio and similar matters and, by resolution, may restrict the transfer of Shares of a Portfolio. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Portfolio and as to the number of Shares of each Portfolio and Class thereof held from time to time by each Shareholder.

         Section 3.7 Investments in the Trust. Investments may be accepted by the Trust from such Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize. Each investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the Trust in such Portfolio and Class as the purchaser shall select, at the net asset value per Share next determined for such Portfolio and Class after receipt of the investment; provided, however, that the Trustees may, in their sole discretion, impose a sales or other upfront charge upon investments in the Trust.



         Section 3.8 Status of Shares; Limitation of Personal Liability and Indemnification of Shareholders.



                 3.8.1 Shares shall be deemed to be personal property giving only the rights provided in this Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms thereof. The death of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of said deceased Shareholder under this Declaration of Trust. Ownership of Shares shall not entitle a Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders as partners or joint venturers except as specifically provided for pursuant to Article 3 herein or by resolution of the Board of Trustees.



                 3.8.2 No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Portfolio. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time agree to pay. Shareholders shall have the same limitation of personal liability as is extended to shareholders of private corporations for profit organized under the general corporation law of the State of Delaware.



                 3.8.3 If any Shareholder or former Shareholder of any Portfolio shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason the Shareholder or former Shareholder or his heirs, executors, administrators or other legal representatives (or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Portfolio to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Portfolio, shall, upon request by such Shareholder, assume the defense of any such claim made against such Shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon from the assets of the Portfolio.

                                    ARTICLE 4
                              THE BOARD OF TRUSTEES



         Section 4.1 Number. The number of Trustees constituting the Board of Trustees shall be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15).



         Section 4.2 Election and Tenure. Subject to the requirements of Section 16(a) of the 1940 Act, the Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees and remove Trustees with or without cause. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Any Trustee may resign at any time by written instrument signed by him and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages or other payment on account of such removal. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. A meeting of Shareholders for the purpose of electing or removing one or more Trustees may be called (a) by the Trustees upon their own vote, or (b) upon the demand of Shareholders owning ten percent (10%) or more of the Shares of the Trust in the aggregate.



         Section 4.3 Effect of Death, Resignation, etc. of a Trustee. The death, declination, resignation, retirement, removal, or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled as provided in Section 4.2, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust.



         Section 4.4 Trustee Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust. The Trustees may fix the amount of their compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, administrative, legal, accounting, investment banking, underwriting, brokerage, or investment dealer or other services and the payment for the same by the Trust.



                                   ARTICLE 5
                              POWER OF THE TRUSTEES



         Section 5.1 Management of the Trust. The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegations as may be permitted by this Declaration of Trust. The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United States of America, and in any and all foreign jurisdictions and to do all such other things and execute any and all such instruments that they may consider desirable, necessary or appropriate in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees and unless otherwise specified herein or required by the 1940 Act or other applicable law, any action by the Board of Trustees shall be deemed effective if approved or taken by a majority of the Trustees then in office or a majority of any duly constituted committee of Trustees. The enumeration of any specific power in this Declaration of Trust shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised without order of or resort to any court or other authority.



         Section 5.2 Manner of Acting. Except as otherwise provided herein or in the 1940 Act, any action to be taken by the Board of Trustees or any committee thereof may be taken by:



                       (a) a majority of the Trustees or the members of the committee (as the case may be) present at a meeting at which a quorum is present, including any meeting held by means of a conference telephone circuit or similar communications equipment by means of which all persons participating in the meeting can hear each other; or



                       (b) a written consent signed by a majority of the Trustees, or members of the committee, as the case may be, filed with the minutes of the proceedings of the Board of Trustees, or committee.



         Section 5.3 Powers of the Trustees.  Without limiting the provisions of
Section 5.1, the Trust shall have power and authority:



                 5.3.1 To operate as, and to carry on the business of, an investment company, and exercise all the powers necessary and appropriate to the conduct of such operations;



                 5.3.2 To invest and reinvest cash and cash items, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of all types of securities (as used herein to include any and all investments), futures contracts and options thereon, and forward currency contracts of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, preferred stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including, without limitation, the government of the United States and any agencies or instrumentalities thereof, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the U.S. Government or any foreign government, or any international instrumentality or organization, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, futures contracts and options thereon, and forward currency contracts; to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons, to exercise any of said rights, powers, and privileges in respect of any of said instruments;



                 5.3.3 To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Portfolio;



                 5.3.4 To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;



                 5.3.5 To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or property;



                 5.3.6 To hold any security or property in a form not indicating that it is Trust Property, whether in bearer, book entry, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise or to authorize the custodian or a subcustodian or a nominee or nominees to deposit the same in a securities depository, subject in each case to the applicable provisions of the 1940 Act;



                 5.3.7 To consent to, or participate in, any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;



                 5.3.8 To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

                 5.3.9 To litigate, compromise, arbitrate, settle or otherwise adjust claims in favor of or against the Trust or a Portfolio, or any matter in controversy, including but not limited to claims for taxes;



                 5.3.10 To enter into joint ventures, general or limited partnerships and any other combinations or associations;



                 5.3.11 To borrow funds or other property in the name of the Trust or Portfolio exclusively for Trust purposes;



                 5.3.12 To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof;



                 5.3.13 Subject to Article 9, to purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary, desirable or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, any Investment Manager, Principal Underwriter, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding Shares, holding, being or having held any such office or position, or by reason of any action taken or omitted, or alleged to have been taken or omitted, by any such Person as Trustee, officer, employee, agent, Investment Manager, Principal Underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence;



                 5.3.14 Subject to the provisions of Section 3804 of the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Portfolio or to apportion the same between or among two or more Portfolios, provided that any liabilities or expenses incurred by a particular Portfolio shall be payable solely out of the assets of that Portfolio;



                 5.3.15 To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;



                 5.3.16 To adopt, amend and repeal By-Laws not inconsistent with this Declaration of Trust providing for the regulation and management of the affairs of the Trust;



                 5.3.17 To elect and remove such officers and appoint and terminate such agents as they consider appropriate;



                 5.3.18 To appoint from their own and establish and terminate one or more committees consisting of two or more Trustees who may exercise the powers and authority of the Board of Trustees to the extent that the Trustees determine and to adopt a committee charter providing for such responsibilities;

                 5.3.19 Subject to the 1940 Act and in accordance with Section 6.1, to retain one or more Investment Managers to manage the assets of the Trust (or any Portfolio) and to authorize such Investment Managers to employ one or more sub-advisers;



                 5.3.20 In accordance with Section 6.3, to employ one or more custodians of the assets of the Trust and to authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank;



                 5.3.21 In accordance with Section 6.3, to retain one or more administrators, transfer agents or shareholder servicing agents;



                 5.3.22 Subject to the 1940 Act and in accordance with Section 6.2, to provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise;



                 5.3.23 To set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Portfolio from the assets of such Portfolio;



                 5.3.24 To establish from time to time one or more separate and distinct Portfolios with separately defined investment objectives and policies and distinct investment purposes in accordance with Article 3 hereof;



                 5.3.25 To interpret the investment policies, practices or limitations of any Portfolio;



                 5.3.26 To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Portfolios, or to require the redemption of the Shares of any Shareholder whose investment is less than such minimum upon giving notice to such Shareholder or in accordance with Section 8.3;



                 5.3.27 To delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, administrator, transfer or servicing agents, Investment Manager or Principal Underwriter;



                 5.3.28 In general to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power set forth herein, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or arising from the businesses, purposes, objects or powers set forth above.


                 The Trust shall not be limited to investing in obligations maturing before the possible termination of the Trust or one or more of its Portfolios. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.


         Section 5.4 Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust or a Portfolio, or partly out of the principal and partly out of income, and to charge or allocate the same to, between or among such one or more of the Portfolios, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust or Portfolios, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, any Investment Manager, Principal Underwriter, auditors, counsel, custodian, transfer agent, servicing agents, administrator and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur.



         Section 5.5 Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. Upon the resignation, incompetency, bankruptcy, removal, or death of a Trustee he or she shall automatically cease to have any such title in any of the Trust Property, and the title of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered. The Trustees may determine that the Trust or the Trustees, acting for and on behalf of the Trust, shall be deemed to hold beneficial ownership of any income earned on the securities owned by the Trust, whether domestic or foreign.



         Section 5.6 Issuance and Repurchase of Shares. The Trustees shall have the power to issue, sell, transfer, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, or otherwise deal in Shares and, subject to applicable law and the provisions set forth in Section 3.3 hereof, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust, or any assets belonging to the particular Portfolio, with respect to which such Shares are issued.



         Section 5.7 Power of Board of Trustees to Change Provisions Relating to Shares. Notwithstanding any other provision of this Declaration of Trust to the contrary, and without limiting the power of the Board of Trustees to amend this Declaration of Trust, the Board of Trustees shall have the power to amend this Declaration of Trust, at any time and from time to time, in such manner as the Board of Trustees may determine in their sole discretion, without the need for action by any Shareholder, so as to add to, delete, replace or otherwise modify any provisions relating to the Shares contained in this Declaration of Trust, provided that before adopting any such amendment without approval of the Shareholders, the Board of Trustees shall determine that it is consistent with the fair and equitable treatment of all Shareholders or that approval of the Shareholders is not required by the 1940 Act or other applicable law. If Shares of any Portfolio have been issued, except as otherwise provided herein, approval of the Shareholders of such Portfolio shall be required to adopt any amendments to this Declaration of Trust which would adversely affect to a material degree the rights and preferences of the Shares of such Portfolio or to increase or decrease the par value of the Shares of such Portfolio.



         Section 5.8 Principal Transactions. Except to the extent prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which such Trustee or officer is a member acting as principal, or have any such dealings with any affiliated person of the Trust, any Invesment Manager, sub-adviser, Principal Underwriter or transfer agent of the Trust or with any Interested Person of such affiliated person or other person; and the Trust may employ any such affiliated person or other person, or firm or company in which such affiliated person or other person is an Interested Person, as broker, legal counsel, registrar, Investment Manager, sub-adviser, Principal Underwriter, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.



                                    ARTICLE 6
                                SERVICE CONTRACTS



         Section 6.1 Investment Manager. The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and, if applicable, administrative services for the Trust or for any Portfolio with any Person; and any such contract may contain such other terms as the Trustees may determine, including without limitation, authority for the Investment Manager to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, and such other responsibilities as may specifically be delegated to such Person. The Trustees may authorize the Investment Manager to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the Investment Manager, and upon such terms and conditions, as may be agreed among the Trustees, the Investment Manager and sub-adviser. Any reference in this Declaration of Trust to the Investment Manager shall be deemed to include such sub-advisers, unless the context otherwise requires.



         Section 6.2 Principal Underwriter. The Trustees may also, at any time and from time to time, contract with any Persons, appointing such Persons exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Portfolios or other securities to be issued by the Trust. Every such contract may contain such other terms as the Trustees may determine.



         Section 6.3 Other Service Contracts. The Trustees are also empowered, at any time and from time to time, to contract with any Persons, appointing such Person(s) to serve as custodian(s), administrator(s), transfer agent(s) and/or shareholder servicing agent(s) for the Trust or one or more of its Portfolios. Every such contract shall comply with such terms as may be required by the Trustees. The Trustees are further empowered, at any time and from time to time, to contract with any Persons to provide such other services to the Trust or one or more of the Portfolios, as the Trustees determine to be in the best interests of the Trust and the applicable Portfolios.


         Section 6.4 Validity of Contracts. The fact that:


                       (a) any of the Shareholders, Trustees, or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, Manager, adviser, Principal Underwriter, distributor, or affiliate or agent of or for any Person with which an advisory, management or administration contract, or Principal Underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may be made, or


                       (b) any Person with which an advisory, management or administration contract or Principal Underwriter's or distributor's contract, or transfer, shareholder servicing or other type of service contract may be made also has an advisory, management or administration contract, or Principal Underwriter's or distributor's contract, or transfer, shareholder servicing or other service contract, or has other business or interests with any other Person, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its Shareholders, provided approval of each such contract is made pursuant to the applicable requirements of the 1940 Act.



                                   ARTICLE 7
                    SHAREHOLDERS' VOTING POWERS AND MEETINGS



         Section 7.1 Voting Powers. The Shareholders shall have the right to vote only:



                       (a) for removal of Trustees as provided in Section 4.2 hereof;



                       (b) with respect to such additional matters relating to the Trust as may be required by applicable provisions of law, including the 1940 Act;



                       (c) with respect to matters specified in Section 10.2;
and



                       (d) on such other matters as the Trustees may consider necessary or desirable.


Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger.


         Section 7.2 Meetings. Meetings of the Shareholders may be called by the Trustees for the purposes described in Section 7.1 hereof. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by delivering personally or mailing such notice at least seven (7) days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder in accordance with Section 3.5. Whenever notice of a meeting is required to be given to a Shareholder under this Declaration of Trust, a written waiver thereof, executed before or after the meeting by such Shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, or actual attendance at the meeting of Shareholders in person or by proxy, shall be deemed equivalent to such notice.



         Section 7.3 Quorum and Required Vote. Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the Shares entitled to vote on a matter shall constitute a quorum at a meeting of the Shareholders. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Subject to Section 3.4.4 and the applicable provisions of the 1940 Act, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions, except only a plurality vote shall be necessary to elect Trustees.



         Section 7.4 Action by Written Consent. Any action taken by Shareholders may be taken without a meeting if Shareholders holding a majority of the Shares entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust or by the By-Laws) and holding a majority (or such larger proportion as aforesaid) of the Shares of any Portfolio (or Class) entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.



         Section 7.5 Record Dates. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, the Trustees may fix a time, which shall be not more than one hundred twenty (120) days before the date of any meeting of Shareholders, as the record date for determining the Shareholders having the right to notice of and to vote at such meeting and any adjournment thereof, and in such case only Shareholders of record on such record date shall have such right, notwithstanding any transfer of Shares on the books of the Trust after the record date. For the purpose of determining the Shareholders who are entitled to receive payment of any dividend or of any other distribution, the Trustees may fix a date, which shall be before the date for the payment of such dividend or distribution, as the record date for determining the Shareholders having the right to receive such dividend or distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Portfolios.

                                   ARTICLE 8
                 NET ASSET VALUE, DISTRIBUTIONS, AND REDEMPTIONS



         Section 8.1 Determination of Net Asset Value, Net Income, and Distributions.



                 8.1.1 The Trustees, in their absolute discretion, may prescribe and shall set forth in the By-laws or in a duly adopted resolution of the Trustees such bases and time for determining the per Share net asset value of the Shares of any Portfolio and the net income attributable to the Shares of any Portfolio and the declaration and payment of dividends and distributions on the Shares of any Portfolio, as they may deem necessary or desirable.



                 8.1.2 The Trustees may determine to maintain the net asset value per Share of any Portfolio at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that Portfolio or Class thereof as dividends payable in additional Shares of that Portfolio or Class thereof at the designated constant dollar amount and for the handing of any losses attributable to that Portfolio or Class thereof. Such procedures may, among other things, provide that in the event of any loss each Shareholder of a Portfolio or Class thereof shall be deemed to have contributed to the capital of the Trust attributable to that Portfolio or Class thereof such Shareholder's pro rata portion of the total number of Shares required to be cancelled in order to permit the net asset value per Share of that Portfolio or Class thereof to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by such Shareholder's investment in the Trust, to make the contribution referred to in the preceding sentence in the event of any such loss.



         Section 8.2 Redemptions and Repurchases.



                 8.2.1 The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust or a Person designated by the Trust that the Trust redeem such Shares or in accordance with such procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof, less any applicable redemption fee and sales charge, in accordance with the By-Laws, the applicable provisions of the 1940 Act or as further provided by resolution of the Trustees. Payment for said Shares shall be made by the Trust to the Shareholder within seven days after the date on which the request for redemption is received in proper form. The obligation set forth in this Section 8.2 is subject to the provision that in the event that any time the New York Stock Exchange (the "Exchange") is closed for other than weekends or holidays, or if permitted by the rules of the Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Portfolio or to determine fairly the value of the net assets held with respect to such Portfolio or during any other period permitted by order of the Commission for the protection of investors, such obligations may be suspended or postponed by the Trustees.

         8.2.2 The redemption price may in any case or cases be paid in cash or wholly or partly in kind in accordance with the 1940 Act if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Portfolio of which the Shares are being redeemed. Subject to the foregoing, the selection and quantity of securities or other property so paid or delivered as all or part of the redemption price shall be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any corporation or other Person in transferring securities selected for delivery as all or part of any payment in kind.



         Section 8.3 Redemptions at the Option of the Trust. The Trust shall have the right, at its option, at any time to redeem Shares of any Shareholder at the net asset value thereof as described in Section 8.1 herein, less any applicable redemption fee and sales charge, or as further provided by resolution of Trustees: (a) if at such time such Shareholder owns Shares of any Portfolio having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that such Shareholder owns Shares of a Portfolio equal to or in excess of a maximum percentage of the outstanding Shares of such Portfolio determined from time to time by the Trustees; (c) to the extent that such Shareholder owns Shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding Shares of the Trust; or (d) for any other reason to the extent not prohibited by applicable law. The Trustees may also, at their option, call for the redemption of Shares of any Shareholder or may refuse to transfer or issue Shares to any Person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established. In furtherance of the purposes of the Trust, if an officer or agent of the Trust has determined that a Shareholder has engaged in frequent and excessive trading in Shares of a Portfolio, the Trust may require such Shareholder to redeem such Shareholder's Shares at the net asset value thereof as described in Section 8.1, less any applicable redemption fee and sales charge.


        To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Shares required by them for payments of amounts due and owing by a Shareholder to the Trust or any Portfolio.


         Section 8.4 Transfer of Shares. Except to the extent that the Trustees have provided by resolution that the Shares of a Portfolio are non-transferable, the Trust shall transfer shares held of record by any Person to any other Person upon receipt by the Trust or a Person designated by the Trust of a written request therefore in such form and pursuant to such procedures as may be approved by the Trustees.



                                   ARTICLE 9
                    LIMITATION OF LIABILITY; INDEMNIFICATION



         Section 9.1 Limitation of Liability of Trustees and Others.



                 9.1.1 No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders for any act, omission or obligation of the Trust or any Trustee; and all Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent of the Trust for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of his or her office.



                 9.1.2 Without limiting Section 9.1.1, the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees, a member or chairperson of a committee established by the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that person any duty, obligation or liability that is greater than the duties, obligations and liabilities imposed on that person as a Trustee in the absence of the appointment, designation or identification (except that the foregoing limitation shall not apply to duties expressly imposed pursuant to the By-Laws, a committee charter or a Trust policy statement), and no Trustee who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof. In addition, no appointment, designation or identification of a Trustee as aforesaid shall affect in any way that Trustee's rights or entitlement to indemnification.



                 9.1.3 Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.



         Section 9.2 Indemnification.



                 9.2.1 Subject to Section 9.2.2, the Trust shall indemnify and hold harmless each and every Trustee and officer of the Trust and each former Trustee and officer of the Trust (each hereinafter referred to as a "Covered Person") from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person's performance of his or her duties as a Trustee or officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust.

                 9.2.2 Indemnification pursuant to Section 9.2.1 shall be provided to a Covered Person if:



                       (a) the court or other body before which the proceeding was brought determines, in a final decision on the merits, that the Covered Person was not liable by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office; or



                       (b) in the event of a settlement involving a payment by a Trustee, or officer or other disposition not involving a final adjudication as provided in paragraph (a) above resulting in a payment by a Covered Person, there has been either a determination that such Covered Person did not engage in bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:



                              (i) by vote of a majority of the Disinterested
Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or



                              (ii) by written opinion of legal counsel chosen by
a majority of the Trustees and determined by them in their reasonable judgment to be independent.



                 9.2.3 The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall affect any rights to indemnification to which personnel, including Covered Persons, may be entitled by contract or otherwise under law.



                 9.2.4 Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in Section
9.2.1 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 9.2, provided that either:



                       (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or



                       (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel selected as provided in Section 9.2.2(b)(ii) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                 9.2.5 As used in this Section 9.2 in relation to any claim for indemnification or advances of expenses in relation to any claim, action, suit, or proceeding, a "Disinterested Trustee" is one (a) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (b) against whom neither such claim, action, suit or proceeding nor another claim, action, suit or proceeding on the same or similar grounds is then or had been pending.



                 9.2.6 In making a determination under Section 9.2.2(b) as to whether a Covered Person engaged in the conduct described therein, or under
Section 9.2.4(b) as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Disinterested Trustees or legal counsel making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.



         Section 9.3 Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. The Trustees, officers, employees, and agents of the Trust shall not be liable for errors of judgment or mistakes of fact or law. Each Trustee, officer, employee, and agent of the Trust shall, in the performance of his or her duties, be under no liability and fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon advice of counsel, or upon reports made to the Trust by any of its officers or employees or by any Investment Manager, the Principal Underwriters, any transfer agent, custodian, any shareholder servicing agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers, employees, or agents of the Trust, regardless of whether such expert or consultant may also be a Trustee. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.



         Section 9.4 Liability of Third Persons Dealing with Trustees. No Person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.



         Section 9.5 Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by any Covered Person in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Section 9.6 Derivative Actions. No Shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or any Portfolio or Class thereof to recover a judgment in its favor unless (a) Shareholders holding at least ten percent (10%) of the outstanding Shares of the Trust, Portfolio or Class, as applicable, join in the bringing of such court action, proceeding or claim, and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Act. In addition to the requirements of Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Portfolio or Class only if the following conditions are met:
(a) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (b) unless a demand is not required under clause (a) of this sentence, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholder(s) making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. For purposes of this Section 9.6, the Trustees may designate a committee of one Trustee to consider a Shareholder demand if necessary to create a committee with a majority of Trustees who do not have a personal financial interest in the transaction at issue.



         Section 9.7 Modifications of this Article. Any repeal or modification of this Article 9 by the Shareholders of the Trust, or adoption or modification of any other provision of this Declaration of Trust or By-laws inconsistent with this Article 9, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.



                                   ARTICLE 10
                       TERMINATION; MERGER; REORGANIZATION



         Section 10.1 Termination of Trust or Portfolio.



                 10.1.1 Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by the Trustees without shareholder approval upon sixty (60) days prior written notice to the Shareholders. Any Portfolio or Class may be terminated at any time without shareholder approval by the Trustees upon sixty (60) days prior written notice to the Shareholders of that Portfolio or Class.



                 10.1.2 Upon termination of the Trust (or any Portfolio or Class, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities held, severally, with respect to each Portfolio or Class (or the applicable Portfolio or Class, as the case may be), whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets held, severally, with respect to each Portfolio or Class (or the applicable Portfolio or Class, as the case may be), to distributable form in cash or shares or other securities, and any combination thereof, and distribute the proceeds held with respect to each Portfolio or Class (or the applicable Portfolio or Class, as the case may be), (a) to the Shareholders of a Portfolio or Class not taxable as a partnership for federal income tax purposes, pro rata according to the number of Shares of that Portfolio or Class held by the several Shareholders on the date of termination and, (b) to the Shareholders of a Portfolio or Class, taxable as a partnership for federal income tax purposes, in accordance with the positive Book Capital Account balances of the Shareholders.



         Section 10.2 Merger and Consolidation. The Trustees may cause (a) the Trust or one or more of its Portfolios to the extent consistent with applicable law to be merged into or consolidated with another trust, series of another trust or other Person, (b) the Shares of the Trust or any Portfolio to be converted into beneficial interests in another trust (or series thereof), (c) the Shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law or (d) a sale of assets of the Trust or one or more of its Portfolios. Such merger or consolidation, Share conversion, Share exchange or sale of assets must be authorized by vote as provided in Article 7 herein; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, Share conversion, Share exchange, or sale of assets including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of Shares of the Trust or any Portfolio into beneficial interests in such separate business trust or trusts or series thereof.



         Section 10.3 Reorganization. Notwithstanding Section 10.2, the Trustees may, without the vote or consent of Shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust Property (or all or a portion of the Trust Property held with respect to a particular Portfolio or allocable to a particular Class) or to carry on any business in which the Trust shall directly or indirectly have any interest (any of the foregoing, a "Successor Entity"), and to sell, convey and transfer such Trust Property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest. The Trustees may also, without the vote or consent of Shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law. The Trustees shall provide written notice to affected Shareholders of each transaction pursuant to this Section 10.3. Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.



                                   ARTICLE 11
                                  MISCELLANEOUS



         Section 11.1 Amendments. The Trustees may amend this Declaration of Trust by making an amendment to this Declaration of Trust or to Schedule A hereto, an agreement supplemental hereto, or an amended and restated trust instrument. Any such amendment, having been approved by a majority of the Trustees then holding office, shall become effective, unless otherwise provided by such Trustees, upon execution by a duly authorized officer of the Trust. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein.



         Section 11.2 Filing of Copies. The original or a copy of this Declaration of Trust and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this Declaration of Trust or of any such restatements and/or amendments.



         Section 11.3 References and Headings. In this Declaration of Trust and in any such restatements and/or amendment, references to this Declaration of Trust, and all expressions like "herein," "hereof" and "hereunder," shall be deemed to refer to this Declaration of Trust as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this Declaration of Trust. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable.



         Section 11.4 Applicable Law. This Declaration of Trust is created under and is to be governed by and construed and administered according to the laws of the State of Delaware and the Delaware Act. The Trust shall be a Delaware statutory trust pursuant to the Delaware Act, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a statutory trust.



         Section 11.5 Provisions in Conflict with Law or Regulations.

                 11.5.1 The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended, or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.



                 11.5.2 If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.



         Section 11.6 Statutory Trust Only. It is the intention of the Trustees to create a statutory trust pursuant to the Delaware Act, and thereby to create only the relationship of trustee and beneficial owners within the meaning of such act between the Trustees and each Shareholder. Except to the extent provided by resolution of the Trustees establishing a Portfolio intended to be classified as a partnership for federal income tax purposes, it is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, joint venture, or any form of legal relationship other than a statutory trust pursuant to the Delaware Act, and except as so provided in such resolution, nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners or members of a joint stock association.



         Section 11.7 Counterparts. This Declaration of Trust may be executed in any number of counterparts, each of which shall be deemed an original and all of which, when taken together, shall be deemed to constitute a single document.



         IN WITNESS WHEREOF, the Trustee named below does hereby make and enter into this Declaration of Trust of THE ROXBURY FUNDS as of April 4, 2006.




/s/ Brian C. Beh
Brian C. Beh, as Trustee and Not Individually

                                   SCHEDULE A

                                       TO

                       AGREEMENT AND DECLARATION OF TRUST

                                       OF

                                THE ROXBURY FUNDS

                       SCHEDULE OF PORTFOLIOS AND CLASSES





________________________________________ _______________________________________
               Portfolio                            Class of Shares
________________________________________ _______________________________________
Roxbury Mid-Cap Fund                      Investor Shares
________________________________________ _______________________________________
Roxbury Mid-Cap Fund                      Institutional Shares
________________________________________ _______________________________________
Roxbury Small-Cap Growth Fund             Investor Shares
________________________________________ _______________________________________
Roxbury Small-Cap Growth Fund             Institutional Shares
________________________________________ _______________________________________
Roxbury Micro-Cap Fund                    Investor Shares
________________________________________ _______________________________________
Roxbury Micro-Cap Fund                    Institutional Shares
________________________________________ _______________________________________

                                    EXHIBIT C

                                The Roxbury Funds
                           A Delaware Statutory Trust

                                 * * * * * * * *

                                     By-Laws

                               Dated April 4, 2006

                                 * * * * * * * *


                                    ARTICLE 1
                                   DEFINITIONS


        Section 1.1 Definitions. The terms "Class," "Commission," "Declaration of Trust," "Investment Manager," "Manager," "Portfolio," "Shares," "Shareholder," "Trust," "Trustees," "Trust Property," and "1940 Act" have the respective meanings given them in the Agreement and Declaration of Trust of The Roxbury Funds dated as of April 4, 2006, as may be amended from time to time.


                                    ARTICLE 2
                                     OFFICES


        Section 2.1 Delaware Office. The registered office of the Trust in Delaware and the name and address of its resident agent for service of process shall be as set forth in the Certificate of Trust of the Trust, as filed with the Secretary of State of Delaware on April 4, 2006, and as may be amended and restated from time to time.


        Section 2.2 Other Offices. The Trust shall have the power to open additional offices for the conduct of its business, either within or outside the State of Delaware, at such places as the Board of Trustees may from time to time designate.



                                    ARTICLE 3
                            MEETINGS OF SHAREHOLDERS


        Section 3.1 Place of Meeting. Meetings of Shareholders shall be held at any time or place designated by the Trustees. In the absence of any such designation, Shareholders' meetings shall be held at the principal office of the Trust at the time of such meetings. Notwithstanding the foregoing, if either the President or Secretary of the Trust, or in the absence or unavailability of the President and the Secretary, any officer of the Trust, determines that the date, time or place designated for a meeting or adjourned meeting of Shareholders is not reasonably practicable or available as a result of (a) fire, flood, elements of nature, or other acts of god, (b) acts of terrorism, (c) outbreak or escalation of hostilities, war, riots or civil disorders or (d) other similar events, such officer may, without further notice to Shareholders, designate such other date, time or place for such meeting or adjourned meeting as such officer shall, in his or her sole discretion, determine.


        Section 3.2 Call of Meetings. Meetings of the Shareholders may be called at any time by a majority of the Trustees. The Trustees shall call a meeting of Shareholders for the purpose of voting upon the question of removal of one or more Trustees upon the written request of the holders of not less than ten percent (10%) of the outstanding Shares. Business transacted at any special meeting of Shareholders shall be limited to the purpose stated in the notice.


        Section 3.3 Separate Meetings. Whenever a matter is required to be voted by Shareholders of the Trust in the aggregate without differentiation among the separate Portfolios or Classes under Section 3.4.4 and Section 7.1 of the Declaration of Trust, the Trust may either hold a meeting of Shareholders of all Portfolios and Classes to vote on such matter, or hold separate meetings of Shareholders of each of the Portfolios and/or Classes to vote on such matter, provided that (a) such separate meetings shall be held within one year of each other and (b) a quorum of the Portfolios or Classes shall be present at each such separate meeting, and the votes of Shareholders at all such separate meetings shall be aggregated in order to determine if sufficient votes have been cast for such matter to be voted.


        Section 3.4 Notice of Meetings. Written notice of any meeting, including any special meeting, stating the purpose, place, date and hour of the meeting shall be given by the Trustees in accordance with Section 3.5 of the Declaration of Trust to each Shareholder entitled to vote at such meeting not less than seven (7) days before the date of the meeting. Any adjourned meeting may be held as adjourned without further notice. Where separate meetings are held for Shareholders of the Portfolios and/or Classes to vote on a matter required to be voted on by Shareholders of the Trust in the aggregate without differentiation among the separate Portfolios or Classes, notice of each such separate meeting shall be provided in the manner described above. No notice need be given to any Shareholder who shall have failed to inform the Trust of the Shareholder's current address or if a written waiver of notice, executed before or after the meeting by the Shareholder or the Shareholder's attorney thereunto authorized, is filed with the records of meeting.


        Section 3.5 Record Date. The Trustees shall determine a record date for each meeting in accordance with Section 7.5 of the Declaration of Trust.


        Section 3.6 Voting.


              3.6.1 The holders of each Share of beneficial interest of the Trust then issued and outstanding and entitled to vote, irrespective of the Portfolios, shall be voted in the aggregate and not separately by Portfolio or Class, except: (a) when otherwise expressly provided by Section 3.4.4 or any other Section of the Declaration of Trust; or (b) when otherwise required by the 1940 Act.


              3.6.2 At all meetings of the Shareholders, every Shareholder of record entitled to vote thereat shall be entitled to vote at such meeting either in person or by written proxy signed by the Shareholder or by his duly authorized attorney -in -fact. A Shareholder may duly authorize such attorney -in -fact through written, electronic, telephonic, computerized, facsimile, telecommunication, or oral communication or by any other form of communication. Unless the proxy provides otherwise, such proxy is not valid more than eleven months after its date. Unless otherwise specifically limited by its terms, such proxy shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger.


              3.6.3 When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share.


              3.6.4 If the holder of any Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person as regards the control or management of such Share, such Share may be voted by such guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.


              3.6.5 At all meetings of Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the Chairman of the meeting.


        Section 3.7 Quorum. The existence of a quorum shall be determined in accordance with Section 7.3 of the Declaration of Trust.


        Section 3.8 Inspectors. At any election of Trustees, the Trustees may, or, if they have not so acted, the Chairman of the meeting may, and upon the request of the holders of ten percent (10%) of the Shares entitled to vote at such election shall, appoint one or more inspectors of election who shall first subscribe an oath of affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of Trustee shall be appointed such inspector. The Chairman of the meeting may cause a vote by ballot to be taken upon any election or matter, and such vote shall be taken upon the request of the holders of ten percent (10%) of the Shares entitled to vote on such election or matter.


        Section 3.9 Broker Non-Votes. At any meeting of Shareholders, the Trust will consider broker non-votes as present for purposes of determining whether a quorum is present at the meeting. Broker non-votes will not count as votes cast.


                                    ARTICLE 4
                                    TRUSTEES


        Section 4.1 Chairman. The Trustees may elect from their own number a Chairman, to hold office until his or her successor shall have been duly elected and qualified. The Chairman shall preside at all meetings of the Trustees and shall have such other duties as may be assigned to him or her from time to time by the Trustees.


        Section 4.2 Counsel and Experts. The Trustees who are not "interested persons" of the Trust pursuant to the 1940 Act may, by vote of a majority of such Trustees, at the Trust's expense, engage such counsel, accountants, appraisers or other experts or consultants whose services such Trustees may, in their discretion, determine to be necessary or desirable from time to time.


        Section 4.3 Place of Meeting. Meetings of the Trustees, regular or special, may be held at any place in or out of the State of Delaware as the Trustees may from time to time determine.


        Section 4.4 Telephone Meeting. The Trustees or a Committee of the Trustees may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a telephone or video conference meeting shall constitute presence in person at such meeting.


        Section 4.5 Quorum. At all meetings of the Trustees a majority of all the Trustees shall constitute a quorum for the transaction of business and the action of a majority of the Trustees present at any meeting at which a quorum is present shall be the action of the Trustees unless the concurrence of a greater or different proportion is required for such action by the 1940 Act. If a quorum shall not be present at any meeting of Trustees, the Trustees present thereat may by a majority vote adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum shall be present.


        Section 4.6 Regular Meetings. Regular meetings of the Trustees may be held without notice, except as required by applicable law, at such time and place as shall from time to time be determined by the Trustees.


        Section 4.7 Special Meetings. Special meetings of the Trustees may be called by the President on one day's notice to each Trustee; special meetings shall be called by the President or Secretary in like manner and on like notice on the written request of two Trustees.

        Section 4.8 Action by Consent. Any action required or permitted to be taken at any meeting of the Trustees or of any Committee thereof may be taken without a meeting if a written consent to such action is signed in one or more counterparts by a majority of the Trustees or of a Committee, as the case may be, and such written consent is filed with the minutes of proceedings of the Trustees or Committee. Such a consent shall be treated as a vote for all purposes.


        Section 4.9 Committees. The Trustees may by resolution passed by a majority of the Trustees appoint from among its members (a) an Executive Committee composed of two (2) or more Trustees, and (b) one or more other Committees (which such Committees may include individuals who are not Trustees). Subject to applicable law, the Trustees may delegate to such Committees any or all of the powers of the Trustees in the management of the business and affairs of the Trust. In the absence of any member of a Committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint a Trustee to act in the place of such absent member. The Trustees may designate a Chairman of any Committee. In the absence of such designation a Committee may elect its own chairman. Each Committee shall have the power to establish rules for conducting business of the Committee, provided that such rules are consistent with these By-Laws and the determinations of the Trustees.


        Section 4.10 Meetings and Actions of Committees. A Committee shall report its actions and recommendations to the Trustees at the meeting of the Board of Trustees next succeeding the Committee meeting, and any action by a Committee shall be subject to revision and alteration by the Trustees, provided that no rights of third persons shall be affected by any such revision or alteration. Each Committee shall keep regular minutes of its meetings and shall keep records of decisions taken without a meeting and cause them to be kept among the books and records of the Trust.


        Section 4.11 Compensation. Any Trustee, whether or not he or she is a salaried officer or employee of the Trust, may be compensated for his or her services as Trustee or as a member of a Committee of Trustees, or as Chairman of the Board of Trustees or Chairman of a Committee, by fixed periodic payments or by fees for attendance at meetings or by both, and may be reimbursed for transportation and other expenses, all in such manner and amounts as the Trustees may from time to time determine.


                                    ARTICLE 5
                               NOTICES TO TRUSTEES

        Section 5.1 Form. Notices shall be oral or by telephone, facsimile or telegram or in writing delivered personally or mailed to the Trustees at their addresses appearing on the books of the Trust. Notice by mail shall be deemed to be given at the time when the same shall be mailed. Notice to Trustees need not state the purpose of a regular or special meeting.


        Section 5.2 Waiver. Whenever any notice of the time, place or purpose of any meeting of the Trustees or Committee is required to be given under the provisions of these By-Laws, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Trustees or Committee in person, shall be deemed equivalent to the giving of such notice to such persons. A waiver of notice need not specify the purpose of any meeting.


                                    ARTICLE 6
                                    OFFICERS


        Section 6.1 Election. The officers of the Trust shall be elected by the Trustees and shall include: a President who shall be the Chief Executive Officer; a Secretary; a Treasurer; a Chief Compliance Officer; and an AML Compliance Officer. The Trustees may, from time to time, elect or appoint a Chief Legal Officer, Controller, one or more Vice Presidents, Assistant Secretaries and Assistant Treasurers. Each officer shall serve until his or her successor is chosen and shall qualify. Two or more offices may be held by the same person but no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required by law, the Declaration of Trust or these By-Laws to be executed, acknowledged or verified by two or more officers.


        Section 6.2 Other Officers. The Trustees from time to time may appoint such other officers and agents as they shall deem advisable, who shall hold their offices for such terms and shall exercise such powers and perform such duties as shall be determined from time to time by the Trustees. The Trustees from time to time may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents and to prescribe the respective rights, terms of office, authorities and duties.


        Section 6.3 Compensation. The salaries or other compensation of all officers and agents of the Trust shall be fixed by the Trustees, except that the Trustees may delegate to any person or group of persons the power to fix the salary or other compensation of any subordinate officers or agents appointed pursuant to Section 6.3.

        Section 6.4 Tenure. The officers of the Trust shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she sooner dies or is removed. Any officer or agent may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause. Any vacancy occurring in any office of the Trust by death, resignation, removal or otherwise shall be filled by the Trustees.


        Section 6.5 President. The President shall be the chief executive officer of the Trust and, for purposes of the Securities Act of 1933
(the "1933 Act"), the principal executive officer of the Trust; he or she shall see that all orders and resolutions of the Trustees are carried into effect. The President shall supervise the other officers of the Trust and may prescribe duties to such officers from time to time, provided that the Trustees, in their sole discretion, may alter any duties prescribed to such officers by the President. The President shall perform such other duties and have such other powers as the Trustees may from time to time prescribe. In the absence or disability of the President, the most senior Vice President shall perform the duties of the President.


        Section 6.6 Vice-Presidents. The Vice-Presidents, in the order of their seniority, shall in the absence or disability of the President, perform the duties and exercise the powers of the President and shall perform such other duties as the Trustees or the President may from time to time prescribe.


        Section 6.7 Secretary. The Secretary and/or an Assistant Secretary shall attend such meetings of the Trustees as the Trustees shall determine and all meetings of the Shareholders and record all the proceedings thereof and shall perform like duties for any Committee when required. The Secretary shall give, or cause to be given, notice of meetings of the Shareholders and of the Trustees, and shall perform such other duties as may be prescribed by the Trustees or President.


        Section 6.8 Assistant Secretaries. The Assistant Secretaries, in order of their seniority, shall in the absence or disability of the Secretary, perform the duties and exercise the powers of the Secretary and shall perform such other duties as the Trustees or the President may from time to time prescribe.


        Section 6.9 Treasurer. The Treasurer, unless another officer of the Trust has been so designated, shall be the chief financial officer of the Trust and, for purposes of the 1933 Act, the principal financial officer of the Trust. He or she shall be responsible for the maintenance of the Trust's accounting records and shall render to the Trustees, at their regular meetings, or when the Trustees so require, an account of all the Trust's financial transactions and a report of the financial condition of the Trust, and shall perform such other duties as the Trustees or the President may from time to time prescribe.


        Section 6.10 Chief Compliance Officer. The Chief Compliance Officer shall have sufficient seniority and authority to compel others to adhere to the compliance policies and procedures of the Trust. The Chief Compliance Officer shall be responsible for administering the compliance policies and procedures of the Portfolios and for providing reports to the Trustees regarding the operation of the compliance policies and procedures and any material compliance matters, all in accordance with applicable laws and regulations governing the duties of the Chief Compliance Officer. The Chief Compliance Officer shall perform such other duties as from time to time may be assigned to him or her by the Trustees.


        Section 6.11 AML Compliance Officer. The AML Compliance Officer shall be responsible for administering the anti-money laundering policies and procedures of the Portfolios and for providing reports to the Trustees regarding the operation of such anti-money laundering policies and procedures and any material violations of such procedures, all in accordance with applicable laws and regulations. The AML Compliance Officer shall perform such other duties as from time to time may be assigned to him or her by the Trustees.


        Section 6.12 Chief Legal Officer. The Trustees may designate a Chief Legal Officer who shall be responsible for receiving any report of a material violation pursuant to "up-the-ladder" reporting provisions as required under applicable laws and regulations and, as required under applicable laws and regulations, for inquiring into the evidence of any material violation and taking reasonable steps to adopt an appropriate response pursuant to such laws and regulations. The Chief Legal Officer shall perform such other duties as from time to time may be assigned to him or her by the Trustees.


        Section 6.13 Controller. The Trustees may designate a Controller who shall be under the direct supervision of, or may be the same person as, the Treasurer. He or she shall maintain adequate records of all assets, liabilities and transactions of the Trust, establish and maintain internal accounting control and, in cooperation with the independent registered public accounting firm selected by the Trustees, shall supervise internal auditing. He or she shall have such further powers and duties as may be conferred upon him or her from time to time by the President or the Trustees.


        Section 6.14 Assistant Treasurers. The Assistant Treasurers, in the order of their seniority, shall in the absence or disability of the Treasurer, perform the duties and exercise the powers of the Treasurer and shall perform such other duties as the Trustees or the President may from time to time prescribe.


                                    ARTICLE 7
                                 NET ASSET VALUE


        Section 7.1 Net Asset Value. The net asset value per Share of each Portfolio or Class of the Trust shall be determined by dividing the total market value of the investments and other assets belonging to such Portfolio or Class, less any liabilities attributable to such Portfolio or Class, by the total outstanding

Shares of such Portfolio or Class. The total market value of the investments and other assets belonging to a Portfolio or Class shall be determined pursuant to such pricing or valuation policies as the Trustees may adopt, in their discretion, from time to time or as described in the registration statement of the Trust filed under the 1940 Act. The net asset value per Share of each Portfolio or Class shall be determined as of the close of regular trading of the New York Stock Exchange on each day that the exchange is open for business, except as otherwise described in the registration statement of the Trust filed under the 1940 Act, provided that the Trustees may declare a suspension of the determination of net asset value to the extent permitted by the 1940 Act.


                                    ARTICLE 8
                                     SHARES


        Section 8.1 Certificates. Certificates certifying the Portfolio, Class and the number of Shares owned by a Shareholder will not be issued except as the Trustees may otherwise determine from time to time. Any such certificate issued shall be signed by the President or a Vice-President and counter-signed by the Secretary or an Assistant Secretary or the Treasurer or an Assistant Treasurer.


        Section 8.2 Signature. Where a certificate of Share ownership is signed
(a) by a transfer agent or an assistant transfer agent or (b) by a transfer clerk acting on behalf of the Trust and a registrar, the signature of any President, Vice-President, Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust upon such certificate may be a facsimile. In case any officer who has signed any certificate ceases to be an officer of the Trust before the certificate is issued, the certificate may nevertheless be issued by the Trust with the same effect as if the officer had not ceased to be such officer as of the date of its issue.


        Section 8.3 Recording and Transfer without Certificates. The Trust shall have full power to participate in any program approved by the Trustees providing for the recording and transfer of ownership of the Trust's Shares by electronic or other means without the issuance of certificates.


        Section 8.4 Lost Certificates. The Trustees may direct a new certificate or certificates to be issued in place of any certificate or certificates theretofore issued by the Trust alleged to have been stolen, lost or destroyed, upon the making of an affidavit of that fact by the person claiming the certificate of stock to be stolen, lost or destroyed, or upon other satisfactory evidence of such loss or destruction. When authorizing such issuance of a new certificate or certificates, the Trustees may, in their discretion and as a condition precedent to the issuance thereof, require the owner of such stolen, lost or destroyed certificate or certificates, or his or her legal representative, to advertise the same in such manner as they shall require and to give the Trust a bond with sufficient surety to indemnify the Trust against any loss or claim that may be made by reason of the issuance of a new certificate. Anything herein to the contrary notwithstanding, the Trustees, in their absolute discretion, may refuse to issue any such new certificate, except as otherwise required by law.


        Section 8.5 Registered Shareholders. The Trust shall be entitled to recognize the exclusive right of a person registered on its books as the owner of Shares to receive dividends, and to vote as such owner, and shall not be bound to recognize any equitable or other claim to or interest in such Share or Shares on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise provided by the laws of Delaware.


        Section 8.6 Transfer Agents and Registrars. The Trustees may, from time to time, appoint or remove transfer agents and/or registrars of transfers of Shares, and the Trustees may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing Shares thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only countersignature by such person shall be required.


        Section 8.7 Share Ledger. The Trust shall maintain an original Share ledger containing the names and addresses of all Shareholders and the Portfolio, Class and number of Shares held by each Shareholder. Such Share ledger may be in written form or any other form capable of being converted into written form within a reasonable time for visual inspection.

                                    ARTICLE 9
                               GENERAL PROVISIONS


        Section 9.1 Dividends. The following applies with respect to dividends (including "dividends" designated as "short-" or "long-" term "capital gains" distributions to satisfy requirements of the 1940 Act or the Internal Revenue Code of 1986, as amended (the "Code")):


              9.1.1 All dividends and distributions on Shares shall be automatically reinvested solely in additional Shares (or fractions thereof) of the Portfolio and Class in respect of which such dividends were declared at the net asset value on the reinvestment date; provided, however, that a Shareholder may elect to receive dividends and distributions in cash to the extent provided in the Trust's registration statement filed under the 1940 Act.


              9.1.2 Dividends or distributions on Shares, whether payable in Shares or cash, shall be paid out of earnings, surplus or other lawfully available assets; provided that each dividend or distribution may be made wholly or partly from any source, accompanied by a written statement clearly indicating what portion of such payment per Share is made from the following sources:


                   (a) accumulated or undistributed net income, not including profits or losses from the sale of securities or other properties;


                   (b) accumulated or undistributed net profits from the sale of securities or other properties;


                   (c) net profits from the sale of securities or other properties during the then current fiscal year; and


                   (d) paid-in surplus or other capital source.


              9.1.3 In declaring dividends and in recognition that one goal of the Trust is to qualify as a "regulated investment company" under the Code, the Trustees shall be entitled to rely upon estimates made in the last two months of the fiscal year (with the advice of the Trust's auditors) as to the amounts of distribution necessary for this purpose; and the Trustees, acting consistently with good accounting practice and with the express provisions of these By-Laws, may credit receipts and charge payments to income or otherwise, as they may deem proper.


              9.1.4 Anything in these By-Laws to the contrary notwithstanding, the Trustees may at any time declare and distribute pro rata among the Shareholders of a record date fixed as above provided, a "Share dividend" out of either authorized but unissued or treasury Shares of a Portfolio or both.


        Section 9.2 Rights in Securities. The Trustees, on behalf of the Trust, shall have the authority to exercise all of the rights of the Trust as owner of any securities which might be exercised by any individual owning such securities in his or her own right;

including but not limited to, the rights to vote by proxy for any and all purposes (including the right to authorize any officer or the Investment Manager to execute proxies), to consent to the reorganization, merger or consolidation of any company or to consent to the sale, lease or mortgage of all or substantially all of the property and assets of any company; and to exchange any of the shares of stock of any company for the shares of stock issued therefor upon any such reorganization, merger, consolidation, sale, lease or mortgage.


        Section 9.3 Claims Against Portfolio Assets. Each Portfolio of the Trust shall provide in any loan agreement and any other agreement to pledge, mortgage or hypothecate any of its assets that such loan shall be repaid solely by the Portfolio which borrowed funds, or that to the extent such loan may be secured only by the assets of the Portfolio which obtained the loan, no creditor of such Portfolio shall have any rights to any assets of the Trust other than the specific assets which secure such loan.


        Section 9.4 Reports. The Trust shall furnish Shareholders with reports as required by Section 30 of the 1940 Act and the rules thereunder.


        Section 9.5 Bonding of Officers, Employees and Agents. The Trustees may require any officer, employee or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act) in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his or her duties to the Trust including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his or her hands.


        Section 9.6 Fiscal Year. Unless otherwise provided by resolution of the Trustees the fiscal year of the Trust shall begin July 1 and end on the last day of June.

                                   ARTICLE 10
                                   AMENDMENTS


        Section 10.1 Amendments. These By-Laws, or any of them, may be altered, amended, repealed, or restated, or new By-Laws may be adopted, at any time by the Trustees.

                      STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2006

                       Relating to the Reorganization of

                             Roxbury Mid-Cap Fund,
                       Roxbury Small-Cap Growth Fund and
                            Roxbury Micro-Cap Fund,
                                each a series of

                              WT Mutual Fund Trust
                            1100 North Market Street
                              Wilmington, DE 19890

                              into, respectively,

                             Roxbury Mid-Cap Fund,
                       Roxbury Small-Cap Growth Fund and
                            Roxbury Micro-Cap Fund,
                                each a series of

                               The Roxbury Funds
                                 c/o PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Combined Proxy Statement/Prospectus dated August 1, 2006 relating to the Special Meeting of Shareholders (the "Special Meeting") of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each, a "Current Fund" and collectively, the "Current Funds"), each a series of WT Mutual Fund (the "WT Trust") to be held on September 27, 2006. The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between the WT Trust, on behalf of each Current Fund, and The Roxbury Funds (the "Roxbury Funds"), on behalf of three newly created series named Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each, a "New Fund" and collectively, the "New Funds"), whereby each Current Fund will transfer all or substantially all of its assets and all of its liabilities to its corresponding New Fund and will receive, in exchange, shares of beneficial interest in the New Fund which, in turn, will be distributed by the Current Fund to its shareholders, in complete liquidation of the Current Fund. Copies of the Combined Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by (i) writing to the Roxbury Funds, c/o PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809, or (ii) calling 1-800-497-2960.

         The following documents are incorporated by reference into this Statement of Additional Information:

         (1) The Statement of Additional Information of the Current Funds, dated November 1, 2005.

         (2) The Statement of Additional Information of the New Funds, dated August 1, 2006.

         (3) The audited financial statements and related reports of the independent registered public accounting firm included in the Annual Reports to Shareholders of the Current Funds for the fiscal year ended June 30, 2005. No other parts of the Annual Reports are incorporated herein by reference.

         (4) The unaudited financial statements included in the Semi-Annual Report to Shareholders of the Current Funds for the six months ended December 31, 2005, containing unaudited financial statements. No other parts of the Semi-Annual Report are incorporated herein by reference.

         This Statement of Additional Information consists of this cover page and the documents described above.

         Because the New Funds have not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available. In addition, pro forma financial information has not been provided because the New Funds are newly organized with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Current Funds.

PART C - OTHER INFORMATION


Item 15.   Indemnification

Article 9 of the Agreement and Declaration of Trust provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit
(1) hereof.

The Trust is party to an investment advisory agreement with Roxbury Capital Management, LLC (the "Adviser"). Section 8 of the investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the agreement, the Adviser shall not be subject to liability to the Trust or a Fund, any Portfolio of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or a Fund.

The Trust is party to an underwriting agreement with Professional Funds Distributor, LLC (the "Distributor"). Section 9 of the underwriting agreement provides that the Trust will indemnify and hold harmless the Distributor and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the federal securities laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which the Distributor takes in connection with the provision of services to the Trust. Notwithstanding the foregoing, neither the Distributor, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by the Distributor's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the underwriting agreement or any material breach by the Distributor of the underwriting agreement or any other agreement between the Distributor and the Trust. The Trust also agrees to indemnify and hold harmless the Distributor, its officers, directors, and employees, and any person who controls the Distributor within the meaning of
Section 15 of the Securities Act of 1933 (the "1933 Act"), free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys' fees) losses, damages, charges, payments and liabilities of any sort or kind which the Distributor, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Trust's Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Trust's Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Trust by the Distributor or its affiliated persons for use in the Trust's Registration Statement, Prospectus, or

Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which the Trust, its officers and trustees, or such controlling person,may incur in connection with the underwriting agreement or the Distributor's performance thereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of the Distributor's willful misfeasance, bad faith or gross negligence in the performance of the Distributor's duties under the underwriting agreement. The Trust acknowledges and agrees that in the event that the Distributor, at the request of the Trust, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling shares of the Trust or servicing agent servicing the shareholders of the Trust and such broker-dealer or servicing agent shall make a claim for indemnification against the Distributor, the Distributor shall make a similar claim for indemnification against the Trust.


Item 16.   Exhibits
           ________


(1) Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

(2) By-Laws are incorporated herein by reference to Exhibit (b) of the Registrant's Registration Statement on Form N-1A as filed on May 1, 2006.

(3)   Not applicable.

(4) Agreement and Plan of Reorganization dated June 6, 2006 is attached as Exhibit A to the Combined Proxy Statement/Prospectus filed with this Registration Statement on Form N-14 and is incorporated herein by reference thereto.

(5) Article 3 and Article 7 of Agreement and Declaration of Trust which is incorporated by reference to Item 16(1) hereof; Article 3, Article 8 and
      Article 9 of By-laws, which are incorporated by reference to Item 16(2) hereof.

(6)   (a)  Form of Investment Advisory Agreement between The Roxbury Funds, on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund, and Roxbury Capital Management, LLC is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

      (b) Form of Expense Limitation Agreement is incorporated herein by reference to Exhibit (d)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on
           June 30, 2006.

(7) Form of Underwriting Agreement between the Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

(8)   Not applicable.

(9)   (a)  Form of Custodian Services Agreement between the Registrant and PFPC
           Trust Company is incorporated herein by reference to Exhibit (g)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

      (b) Form of Custodian Services Fees letter is incorporated herein by reference to Exhibit (g)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on
           June 30, 2006.

(10) Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on
      June 30, 2006.

(11) Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Form of opinion of counsel with respect to certain tax consequences is filed herewith.

(13)  (a)  Form of Transfer Agency Services Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

      (b) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A as filed on June 30, 2006.

(14)  Consent of Ernst & Young LLP is filed herewith.

(15)  Not applicable.

(16)  Powers of Attorney of Kenneth Gudorf and John Otterlei are filed herewith.

(17)  (a)  Form of Proxy Cards are filed herewith.

      (b) Prospectus for Investor Shares dated August 1, 2006 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of the Registrant is filed herewith.

      (c) Prospectus for Institutional Shares dated August 1, 2006 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of the Registrant is filed herewith.

      (d) Statement of Additional Information dated August 1, 2006 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of the Registrant is filed herewith.

      (e) Prospectus for Investor Shares dated November 1, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund is filed herewith.

      (f) Prospectus for Institutional Shares dated November 1, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund is filed herewith.

      (g) Statement of Additional Information dated November 1, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund is filed herewith.

      (h) Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the Roxbury Mid-Cap Fund and Roxbury Small-Cap Growth of WT Mutual Fund is filed herewith.

      (i) Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the Roxbury Micro-Cap Fund of WT Mutual Fund is filed herewith.

      (j) Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund is filed herewith


Item 17.   Undertakings
           ____________


           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   __________


           As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Santa Monica, and State of California, on the 30th day of June, 2006.

                                          THE ROXBURY FUNDS

                                          By: /s/ Brian C. Beh
                                              ________________
                                              Brian C. Beh
                                              Trustee and President


      Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


*Kenneth Gudorf            Trustee and Chairman of the      June 30, 2006
___________________        Board
Kenneth Gudorf

*John Otterlei             Trustee                          June 30, 2006
___________________
John Otterlei

/s/ Brian C. Beh           Trustee and President            June 30, 2006
___________________
Brian C. Beh

/s/ Karen Lew              Treasurer                        June 30, 2006
___________________
Karen Lew


*By:  /s/ Brian C. Beh
      ________________
      Brian C. Beh
      Attorney-In-Fact (pursuant to Power of Attorney)

                                  Exhibit Index
                                  _____________


(11) Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable.

(12)       Form of opinion of counsel with respect to certain tax consequences.

(14)       Consent of Ernst & Young LLP.

(16)       Powers of Attorney of Kenneth Gudorf and John Otterlei.

(17)(a)    Form of Proxy Cards.

(17)(b) Prospectus for Investor Shares dated August 1, 2006 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of the Registrant.

(17)(c) Prospectus for Institutional Shares dated August 1, 2006 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of the Registrant.

(17)(d) Statement of Additional Information dated August 1, 2006 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of the Registrant.

(17)(e) Prospectus for Investor Shares dated November 1, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund.

(17)(f) Prospectus for Institutional Shares dated November 1, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund.

(17)(g) Statement of Additional Information dated November 1, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund.

(17)(h) Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the Roxbury Mid-Cap Fund and Roxbury Small-Cap Growth Fund of WT Mutual Fund.

(17)(i) Annual Report to Shareholders for the fiscal year ended June 30, 2005 with respect to the Roxbury Micro-Cap Fund of WT Mutual Fund.

(17)(j) Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2005 with respect to the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund of WT Mutual Fund.